As filed with the U.S. Securities and Exchange Commission on  March 20,  2014.      File No. 333-180930

                                                     File No.   811-22706

_____________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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Pre-Effective Amendment No.

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Post-Effective Amendment No. __21__

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No.   _26____

(Check appropriate box or boxes.)

THE DMS FUNDS

(Exact name of Registrant as specified in charter)

2619 LEISCZ’S BRIDGE ROAD, SUITE 200 LEESPORT, PA

19533

(Address of Principal Executive offices)

(Zip Code)

Registrant’s Telephone Number, Including Area Code

484 671-2520

TIMOTHY F. DEMERS, STEVENS & LEE, 111 N. 6TH STREET, P.O. BOX 679, READING, PA 19603-0679

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)

}

   X

on (3/21/14) pursuant to paragraph (b)

}

60 days after filing pursuant to paragraph (a)(1)

}

OF RULE 485.

on (date) pursuant to paragraph (a)(1)

}

   __

75 days after filing pursuant to paragraph (a)(2)

}

on (date) pursuant to paragraph (a)(2)

}

If appropriate, check the following box:

  _

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DMS Baltic Index Fund

Class A Shares – DBABX

Class I Shares – DBIAX

Fund Prospectus   March 21, 2014

Class A Shares and Class I Shares

DMS Baltic Index Fund

- Class A Shares (DBABX ticker symbol)

        - Class I Shares   (DBIAX ticker symbol)

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

1

MANAGEMENT

4

PURCHASE AND SALE OF FUND SHARES

5

TAX INFORMATION

5

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

5

INVESTING IN INDEX FUNDS

5

MORE ON THE FUND

7

DMS BALTIC  INDEX FUND – INFORMATION AND RISKS

9

THE FUNDS AND THE ADVISOR

13

DIVIDENDS, CAPITAL GAINS, AND TAXES

14

GENERAL INFORMATION

16

INVESTING WITH DMS FUNDS

18

OTHER RULES YOU SHOULD KNOW

28

FINANCIAL HIGHLIGHTS …………………………………………………………………....35

INFORMATION ON LICENSE

37

GLOSSARY OF INVESTMENT TERMS

38

 NOTE:  The Baltic Benchmark General Index (OMXBBGI) referenced herein is licensed to the Fund, but the Index and its administrator is not a sponsor, manager, or affiliate of the Fund. NASDAQ®, OMX®, NASDAQ OMX®, OMX Baltic BenchmarkTM Index, and OMXBBTM are registered trademarks and trade names of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by The DMS Funds.  The Fund has not been passed on by the Corporations as to their legality or suitability.  The Fund is not issued, endorsed, sold, or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

DMS BALTIC INDEX FUND

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks to replicate the performance of the OMXBBGI, the Baltic Benchmark General Index, before expenses of the Fund, by investing in the same stocks that comprise the Index.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Class A or Class I Shares of the Fund.  You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in any series of The DMS Funds.  More information about these and other discounts is available from your financial professional, in the section “Sales Charge Reductions and Waivers” on page 19 of this Prospectus, and in the section “Price of Shares” at page 20 of the Statement of Additional Information.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.0%	None

Annual Small Account Service Fee (for Fund account balances below $1,000)	$20	N/A

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	483.60%	33.88%
Total Annual Fund Operating Expenses	484.60%	34.63%
Less: Fee Waivers and Reimbursements*	-483.39%	-33.67%
Total Annual Fund Operating Expenses After Waivers and/or Reimbursements	1.21%	0.96%

* The Advisor has contractually agreed to waive its fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses of the Class I Shares at 0.96%, and of the Class A Shares at 1.21%.  This Agreement will continue in effect until June 30, 2015,  and thereafter, will continue in effect until such time as the Baltic Index Fund (including all classes) has reached $50 million in net assets, and cannot be waived without the express consent of a majority of the Independent Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund’s shares with the cost of investing in other mutual funds.  It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares.  This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table, but only including the effect of the fee waiver and expense reimbursement referenced in footnote 2 above for the first year.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares Class I Shares	$621 $98	$10,000 $6,474

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance.  During the period from inception at May 17, 2013 through the fiscal year end at September 30, 2013, the Fund’s portfolio turnover rate was 325% of the average value of its portfolio.

Primary Investment Strategies

The Fund employs a “passive management” - or indexing - investment approach by investing all, or substantially all, of its assets in the common stocks included in the OMXBBGI Index.  The Fund will seek to replicate the Index precisely, using the identical weightings of individual stocks as the Index uses, and will not just invest in a representative sample of the Index.  The Fund has no ability to influence the stocks that compose the Index, or any aspect of weighting or rebalancing the Index.  The OMXBBGI Index is maintained by the NASDAQ OMX Group, Inc., and is completely independent of the Fund.  The Index currently includes common stocks of thirty-one companies whose stocks are traded on the NASDAQ OMX stock exchanges in Riga, Tallinn, and Vilnius, which together are considered the Baltic exchanges.  The companies whose stocks comprise the Index have been selected by the Index provider as the most liquid and largest capitalized publicly traded companies on such exchanges.  The Index is designed to represent all industries whose stocks trade on the Baltic exchanges, and is not designed to be concentrated in any industry sector, but is concentrated in a particular industry from time to time. (At the date of this Prospectus, more than 25% of the value of the Index is comprised of one stock, and more than 40% of the value of the Index is comprised of stocks in the consumer goods sector.)   The market capitalization of the companies in the Index ranges from approximately U.S. $8 million to U.S. $870 million, with a median weighted capitalization of about U.S. $178 million, which amounts are significantly smaller than what might be considered large capitalization in the United States securities markets.  For more information about the Index and the companies included in the Index, see the Statement of Additional Information, and our website at DMSFunds.com.

Primary Risks

An investment in the Fund could lose money over short or even long periods.  You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets.  The Fund’s performance could be hurt by:

•

Non-diversified fund status.  Under the United States Investment Company Act of 1940 (the “1940 Act”), the Fund has elected to be classified as a “non-diversified” fund.  To be a diversified fund under the 1940 Act, 75% of a fund’s total assets must be invested so that no more than 5% of such a fund’s assets may be invested in one stock, nor may such fund own more than 10% of the outstanding securities of any one issuer.  Since there are only thirty stocks in the Index, the Fund could have investments in one or more stocks that are greater than 5% of the Fund from time to time.  In fact, as the date of this Prospectus, more than 25% of the value of the Index was in one stock, and more than 40% was in the consumer goods sector.  Generally speaking, a diversified investment portfolio (spread among many investments with no substantial concentration in any one investment) is not as risky as a non-diversified portfolio.

•

General stock market risk, which is the chance that stock prices overall will decline.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  All stock market investments, even in the most diversified and established markets, such as the United States, are always subject to decline.

•

Emerging markets risk.  The United States securities market is considered an established market, whereas the stock markets of rapidly developing countries, such as the Baltic States, may be considered emerging markets.  While all markets can decline and all markets can achieve gains, emerging markets that are composed of companies that are typically smaller and younger than companies in more established markets may be considered more volatile and riskier than established markets.

•

Single region (Baltic States) risk, which is the chance that extraordinary events - such as political upheaval, financial troubles, or natural disasters - will adversely affect the value of securities issued by companies in individual foreign countries or regions.  Because the Fund will invest all of its assets in securities of companies located in only one region, the Baltic States, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that region.  The Fund is not aware of any risk that is specific to the Baltic region.  The Fund’s investments in Baltic stocks may be considered to be riskier than U.S. stock investments.  The prices of Baltic stocks and the prices of U.S. stocks have, at times, moved in opposite directions.  In addition, the Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

•

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. Dollars, will decrease because of unfavorable changes in currency exchange rates.  All of the Fund’s investments are foreign investments, and the exchange rate between the U.S. Dollar and the Euro will directly affect the value of the Fund’s investments.

•

New Fund risk.  The Fund was recently created and has little operating history. The Trustees and officers of the Fund, and the investment adviser and portfolio manager of the Fund, have minimal experience in operating a mutual fund.  While the investment adviser and portfolio manager will not be making any investment decisions for the Fund (because the Fund will invest all its assets by simply replicating the Index), the management of the Fund, due to inexperience, may not operate the Fund as efficiently and professionally as a more experienced team might.

Performance

The Fund began operations on May 17, 2013, and does not yet have performance data for a full calendar year.  Updated performance information is available on our website at DMSFunds.com, or by calling toll free at 855-367-4900.  Please remember, however, that past performance of the Fund is no guarantee of future returns.

MANAGEMENT

Investment Advisor

DMS Advisors, Inc.

Portfolio Manager

Peter R. Kohli ChFC, CEO of DMS Advisors.  He has managed the Fund since its inception on May 17, 2013.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares online through our website (DMSFunds.com), by mail through our service provider (Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147), or by telephone (855-367-4900).  The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Class A Shares
To open and maintain an account	$1,500 to open; $1,000 to maintain
To add to an existing account

$100 (other than by Automatic Investment Plan, which has no established minimum)

Class I Shares

Class I Shares are limited to client accounts of registered investment advisers and certain other financial firms as approved by the Fund.  Class I Shares have a minimum account size of $100,000.  Additions must be $100 or more.

TAX INFORMATION

The Fund itself will not be taxed under U.S. tax laws, but the Fund’s distributions to shareholders will be taxable as ordinary income or capital gain (except, of course, for shareholders that are not subject to taxes, such as IRAs, 401Ks, etc.).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTING IN INDEX FUNDS

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.”  An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.  There are many types of indices.  Some represent entire markets - such as the U.S. stock market or the U.S. bond market.  Other indices cover market segments - such as small-capitalization stocks, or a particular industry - such as telecommunications.

An index fund can hold all, or a representative sample, of the securities that make up its target index.  (In the case of the Fund, the Fund will hold all the stocks in the OMXBBGI, in exactly the same weightings as the Index.)  Index funds attempt to mirror the performance of the target index, for better or worse.  However, an index fund does not always perform exactly like its target index.  For example, like all mutual funds, index funds have operating expenses and transaction costs.  Market indices do not, and therefore, will usually have a slight performance advantage over funds that track them.  In addition, since any index is not a true managed portfolio but only a mathematical fiction comprised of the prices of the stocks in the index, an index fund trying to mimic an index will always have some timing issue where 100% of the assets of the fund cannot be invested in the stocks of the index, because investments came into the fund after the time that stocks could be purchased, etc.

Index funds typically have the following characteristics:

•

Variety of investments.  Many index funds invest in the securities of a wide variety of companies and industries.  This depends, of course, on the applicable index; there are many indices that are sector specific, or are otherwise narrowly drawn.  In the case of the Fund, the OMXBBGI Index is very limited and specific (i.e, only thirty stocks on the Baltic exchanges).  Thus, while well-known indices such as the S&P 500 are invested in 500 stocks covering a broad spectrum of U.S. business, the Fund is limited to (currently) thirty stocks in the Baltic States.  Although the Fund is an Index fund, the particular Index is extremely narrow and concentrated.

•

Relative performance consistency.  Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.  If an index fund were able to perfectly and precisely match the applicable index, the index fund would always have a lower performance return than the index, because the index fund has expenses, and an index does not.

MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder.  It is important to keep in mind one of the main axioms of investing:  the higher the risk of losing money, the higher the potential reward.  The reverse, also, is generally true:  the lower the risk, the lower the potential reward.  As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets.  Throughout this Prospectus, there is detailed information about the more significant risks that you would confront as a Fund shareholder.  To highlight terms and concepts important to mutual fund investors, we have provided explanations along the way.  Reading the Prospectus may help you decide whether a Fund is the right investment for you.  We suggest that you keep this Prospectus for future reference.

Share Class Overview

This Prospectus offers the Funds’ Class A and Class I Shares, which are the only share classes offered by this Fund at this time.  The Fund may offer additional share classes in the future, to accommodate purchasers having different needs.  Additional share classes may be offered by this Prospectus (as revised in the future) or by separate Prospectuses.

All share classes that may be offered by the Fund will have the same investment objective, strategies, and policies.  However, different share classes may have different expenses and different sales charge structures; as a result, their investment performances will differ.

Costs of Investing

Costs are an important consideration in choosing a mutual fund.  That’s because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities.  These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves.  Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.  In addition, the sales charge paid when buying Class A Shares of the Fund will reduce the amount of investment in the Fund.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective.  The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.  Note that in the case of this Fund, the investment objective is fundamental and cannot be changed without a shareholder vote.  The Fund’s investment objective is to replicate the OMXBBGI Index, by investing all, or substantially all, of the Fund’s assets in the stocks that comprise the Index, in the same weightings as used in the Index.

Market Exposure

The DMS Baltic Index Fund invests all, or substantially all, of its assets in the stocks included in the OMXBBGI Index.  As discussed elsewhere in this Prospectus, the Index currently is composed of only thirty stocks, all issued by companies whose stocks are traded on the Baltic exchanges.  Thus, the Fund is not invested in broad securities markets generally, and is entirely subject to the market for these stocks in the Baltic States.  The Fund does not ever intend to invest in money market instruments or other investments for “defensive” purposes; the Fund will remain fully invested in the Index during both up and down markets.  The Fund may typically have a small amount of liquid money market cash amounts for operational reasons, such as to accommodate new investments in the Fund before the monies can be invested in the Index, and to accommodate expected expenses and redemption requests.  In addition, if the Fund is prevented from buying stocks of the Index due to some market shutdown or other event beyond the control of the Fund, the Fund will invest any cash on hand in money market instruments.  Any cash that is invested in the money markets will not, of course, be able to replicate the return of the Index for the applicable period.

About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets.  For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms.  In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States.  These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  The Fund’s investments in Baltic stocks can be riskier than U.S. stock investments.  The prices of Baltic stocks and the prices of U.S. stocks have, at times, moved in opposite directions.  In addition, the Fund’s target index is, by definition, focused (concentrated) in stocks of a particular group of companies:  stocks traded on the Baltic exchanges.  The Fund has no input or control over the stocks that comprise the Index.

To illustrate the volatility of Baltic stock prices, the following table shows the average annual total returns over various periods as measured by the OMXBBGI Index.  (Total returns consist of dividend income plus change in market price.)  Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio (such as the Fund) would incur, including all the expenses of operating a mutual fund.  The OMXBBGI Index began on December 31, 1999, with a base value of 100.  Since its inception, its lowest value was 100 at inception, and its highest value was 825.59 on June 29, 2007. It closed on December 31, 2013 at  _____.

OMXBBGI Index Average Annual Returns for the Period Ending December 31, 2013

1 Year	5 Years

These average annual returns reflect past performance of just the Baltic stocks in the Index; you should not regard them as an indication of future performance of foreign markets as a whole, the Baltic stock market as a whole, stock markets generally, or the Fund in particular.

The Fund is subject to country/regional risk and currency risk.  Country/regional risk is the chance that world events — such as political upheaval, financial troubles, or natural disasters — will adversely affect the value of securities issued by companies in foreign countries or regions.  Because the Fund invests all of its assets in securities of companies located in just the countries that comprise the Baltic States, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. Dollars, will decrease because of unfavorable changes in currency exchange rates.  Country/regional risk and currency risk are especially high in emerging markets.

DMS BALTIC  INDEX FUND – INFORMATION AND RISKS

The DMS Baltic Index Fund is the third series of The DMS Funds, which has been organized as a Pennsylvania business trust.  The DMS Funds family, and the individual DMS Baltic Index Fund, is a United States investment company, registered as such with the SEC.  The Fund, however, will be investing all or substantially all its assets in stocks traded on the Baltic exchanges.  The Fund will initially be marketed and sold to U.S. investors only.

The Fund invests all, or substantially all, of its assets in the stocks held in the OMXBBGI Index.  By definition, all stocks held in the Index are issued by companies that are based in the Baltic States.  Because the Index is limited to Baltic stocks only, it can be considered more volatile than an index that would be regional or global in composition.  By design, only thirty-one stocks comprise the Index, and the companies issuing those stocks had an asset-weighted median market capitalization of approximately $180 million.  The stocks that are included in the Index are selected solely by the Index sponsor, the NASDAQ OMX Group, Inc.  Neither the Fund nor the adviser to the Fund has any ability to affect the stocks that comprise the Index, or the weightings thereof.  The stocks selected to be in the Index come from only the largest publicly traded companies in Baltic States based on market capitalization.  While no industry focus is intended, concentration could occur if the largest public companies all happen to be in the same industry, and concentration has occurred from time to time.  The Index is re-balanced periodically at the sole discretion of the Index sponsor.  In the last several years, the Index was re-balanced twice per year.

The DMS Baltic Index Fund is subject to investment style risk, which is the chance that returns from Baltic stocks will trail returns from global stock markets.  Historically, non-U.S. stocks have been more volatile in price than the large-cap stocks that dominate the U.S. markets, and they often perform quite differently.  In addition, the Index is limited to stocks traded on the Baltic exchanges, and the market for such stocks alone can be more volatile than the market for stocks of all capitalization levels, whether in the Baltic region or any market. Finally, several of the stocks in the Index would be considered small-cap stocks by U.S. standards, even though large for the Baltic exchanges, and small-cap stocks are generally considered to be more volatile than mid-cap and large-cap stocks.

The DMS Baltic Index Fund is also subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Foreign Law and Regulatory Risk

The Fund intends to invest all its assets in securities comprising the Index, which is composed solely of companies in the Baltic States.  Therefore, the Fund is expected to be invested in stocks foreign to the United States at all times.  Because the Fund will invest in Baltic stocks, certain of the laws of the Baltic States may directly apply to the Fund, even though the Fund is registered with the SEC as a United States investment company, or mutual fund.

Security Selection

The Fund uses the replication method of investing, meaning that the Fund will generally hold the same stocks as those in its target index, and as closely as possible in the exact same proportions.

The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks.  However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities.  Depositary receipts are securities that are listed on exchanges or quoted in over-the-counter markets in one country, but represent shares of issuers domiciled in another country.  Generally, the Fund will hold depositary receipts only when the advisor believes that the Fund would benefit from holding the depositary receipt, rather than the underlying component security.  The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency.  The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund’s portfolio.

Other Investment Policies and Risks

The Fund intends to invest only in the stocks of the Index, it does not intend to make any other kinds of investments.  The Fund reserves the right to substitute a different index for the Index if the current Index is discontinued, if the Fund’s licensing agreement with the sponsor of the Index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees.  In any such instance, the substitute index that may be selected would be chosen based upon its abilities to measure the same market segment as the current Index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives.  Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold, oil, or wheat), or a market index (such as the S&P 500 Index).  Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.  The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are a type of derivative, in order to maintain the same currency exposure as its respective index.  A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future.  In other words, the contract guarantees an exchange rate on a given date.  These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.  The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Cash Management

The Fund’s daily cash balance may be invested in one or more U.S. money market funds, which will be selected by the Advisor from time to time.  If the Fund is invested in a money market fund, it will bear a proportionate share of the underlying expenses of the money market fund in which it invests, on the same basis as all other investors in such money market fund.

Temporary Investment Measures

The Fund does not intend to temporarily depart from its normal investment policies and strategies.  The Fund intends to be 100% invested in the Index at all times, regardless of whether the Index is expected by market commentators to go up or down.  There may be times when not all of the cash of the Fund may be invested in the Index, as might be the case when the Fund receives large cash inflows that it cannot practically invest immediately.

Account Service Fees

A small account service fee of $20 per year applies to certain Fund accounts whose balances are less than $1,000.  This fee will be assessed once a year against an account whose balance falls below $1,000 for any reason, including partial withdrawals, investment decline, or currency fluctuations.  This fee will be waived for accounts that have made a valid election to receive all account statements, reports, and other information electronically.

Frequent Trading or Market-Timing

Background.  Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing.  For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage.  Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds.  As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs.  These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs.  In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading.  The DMS Funds do not knowingly accommodate frequent trading.  The board of trustees of the Fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it.  Although there is no assurance that the Advisor will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

•

The Fund reserves the right to reject any purchase request — including exchanges from other DMS funds — without notice and regardless of size.  For example, a purchase request could be rejected because of a history of frequent trading by the investor or if the Advisor determines that such purchase may negatively affect a fund’s operation or performance.

•

The Fund generally prohibits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.

The Fund, in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section.  Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with DMS Funds if you are a market-timer.

Turnover Rate

Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held.  Generally, index-oriented funds sell securities only in response to redemption requests from the Fund or changes in the composition of a target index.  Because of this, the turnover rate for the Fund is normally expected to be very low.  A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.  The Fund had a turnover rate of 325% for the short period it was in existence from May to September 30, 2013, which high turnover rate the Fund believes was due to start-up issues and redemptions that were statistically significant because the Fund was so small.  By contrast, the OMXBBGI Index had a turnover of less than 10% for the calendar year 2013.  (This turnover rate is not directly comparable, as it does not include redemption requests that the Fund would have in the normal course of business.)

General Information About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate.  This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns.  In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return.  Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

THE FUNDS AND THE ADVISOR

The Fund is a member of The DMS Funds, an investment company group formed in 2012 that intends to concentrate on index funds that apply to a specific country, region, or sector.  The DMS Baltic Index Fund has selected DMS Advisors, Inc. as the investment adviser for the Fund.  The Fund pays an investment management fee to DMS Advisors, Inc., from which fees the Advisor pays its operating expenses.  In addition, the Fund pays its own separate expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

The Advisor also provides marketing services to The DMS Funds.  The shareholders and the Funds do not pay any marketing or other costs to the Advisor.

Investment Advisor

DMS Advisors, Inc. (“DMS” or the “Advisor”), is located at 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.  DMS serves as advisor to the Funds.  DMS manages the Funds in exchange for a management fee, subject to the supervision and oversight of the trustees and officers of the Funds.  DMS was registered with the SEC as an investment adviser in 2012.

The board of trustees of the Fund, including a majority of the disinterested trustees, approved the Fund’s investment advisory agreement with DMS, and will review and vote on whether or not to approve the agreement each year.  A discussion regarding the basis of the decision by the trustees to approve the agreement will be contained in the Fund’s annual or semi-annual report to shareholders.  The agreement provides that the Fund will pay the Advisor a fee equal to 0.75% of the Net Asset Value of the Fund.  No fees have yet been paid to the Advisor.  The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Fund as necessary, to keep the Fund’s total operating expenses at or below 1.21% (for Class A Shares), and 0.96% (for Class I Shares), through at least June 30, 2015, and thereafter, until such time as the Fund (the Baltic Index Fund alone, but including all share classes) reaches an aggregate $50 million in net assets.

DMS’ investment management is overseen by:

Peter R. Kohli, Chief Executive Officer and Chief Investment Officer of DMS.  As Chief Investment Officer, he is responsible for the oversight of the investment management activities of DMS, and is also the manager primarily responsible for the day-to-day management of the Fund.  At this time, DMS serves as investment manager to The DMS Funds, which presently operates the DMS Baltic Index Fund, the DMS India Bank Index Fund, the DMS India MidCap Index Fund, the DMS Poland Large Cap Index Fund, and the DMS Thailand Select 33 Index Fund,  and does not manage any individual accounts or any actively managed funds or portfolios.  Mr. Kohli is a registered representative of Trustmont Financial Group, a registered broker dealer and member of FINRA.  Mr. Kohli has been engaged in the securities business on a full time basis for the last fifteen years, and prior thereto on a part time basis.  He received the Chartered Financial Consultant designation from The American College, and holds a Bachelor’s degree in Mathematics from the Open University, England.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Fund Distributions

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings.  Distributions generally occur annually in December.  You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

From time to time, a Fund may pay out higher-than-expected distributions.  That’s because, as an index fund, it must adjust its holdings to reflect changes in its target index.  In some cases, such changes may force an index fund to sell securities that have appreciated in value, thereby realizing a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, a substantial change in the market capitalization of the issuer, or other change made solely by the creator of the OMXBBGI Index, over which changes the Advisor has no control.

General Information About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments.  Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments.  Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.  These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

The Fund will send you a statement each year showing the tax status of all your distributions.  In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

•

Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

•

Distributions declared in December — if paid to you by the end of January — are taxable as if received in December.

•

Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income.  If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the Fund.

•

Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you’ve owned shares in the Fund.

•

Capital gains distributions may vary considerably from year to year as a result of the Funds’ normal investment activities and cash flows.

•

A sale or exchange of Fund shares is a taxable event.  This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

•

Any conversion between classes of shares of the same fund is a nontaxable event.  By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities.  You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements.  See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only.  If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.  Please consult your tax advisor for detailed information about any tax consequences for you.

General Information:  “Buying a Dividend”

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes.  This is known as “buying a dividend.”  For example:  On December 15, you invest $5,000, buying 250 shares for $20 each.  If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).  You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received - even if you reinvest it in more shares.  To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

GENERAL INFORMATION

Backup withholding.  By law, the Fund must withhold 28% of any taxable distributions or redemptions from your account if you do not:

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Provide us with your correct taxpayer identification number;

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Certify that the taxpayer identification number is correct; and

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Confirm that you are not subject to backup withholding.

Similarly, the Fund must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors.  The Fund is generally not sold outside the United States.

Invalid addresses.  If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address.  Reinvestments will receive the net asset value calculated on the date of the reinvestment.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time.  Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund Shares outstanding for that class.  On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.  However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.  At this time, the holidays on which the New York Stock Exchange is closed are New Year’s Day, Martin Luther King Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  (Depending on the day of the week that such holidays fall, the NYSE may close early on the day before such holiday, but will be open for business at least half a day.)  Even though the Fund’s investments will be composed entirely of stocks of Baltic companies, the Fund will conduct normal operations based on the U.S. securities markets, and will not open or close based on holidays in the Baltic States.

Stocks held by the Fund are valued at their market value when reliable market quotations are readily available.  Certain short-term debt instruments used to manage the Fund’s cash may be valued on the basis of amortized cost.  The values of the foreign securities held by the Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.  The values of any mutual fund shares held by the Fund are based on the NAVs of the shares.  The values of any ETF or closed-end fund shares held by the Fund are based on the market value of the shares.

When the Fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).  The Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund’s pricing time.  (4 p.m. New York time may be 9:00 p.m. Baltic time, depending upon daylight savings time.)   Intervening events might be company-specific (e. g., earnings report, merger announcement), or country-specific or regional/global (e. g., natural disaster, economic or political news, act of terrorism, interest rate change).  Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.

Fair-value prices are determined by the Fund according to procedures adopted by the board of trustees.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate the NAV may differ from quoted or published prices for the same securities.

The Fund’s share prices are published daily on our website at DMSFunds.com.

INVESTING WITH DMS FUNDS

This section of the Prospectus explains the basics of doing business with the DMS Funds.  Be sure to carefully read each topic that pertains to your relationship with DMS.  The DMS Funds reserve the right to change the following policies, without notice to shareholders.  Please call or check online for current information.

Each fund you hold in an account is a separate “fund account.”  For example, if you hold shares in a nonretirement account titled in your own name, shares in a nonretirement account titled jointly with your spouse, and shares in an individual retirement account, you have three fund accounts.  Note that each reference to “you” in this Prospectus applies to any one or more registered account owners or persons authorized to transact on your account.

Sales Charges

The Class A Shares of the Fund offered by this Prospectus are sold with a “sales charge.”  The amount of the sales charge you pay each time you buy Class A Shares differs depending on the amount you invest, and may be reduced or eliminated for larger purchases as indicated below.  The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment.  (For example, an investment of $10,000 will have a 5% sales charge, or $500, which will be deducted from the total, leaving $9,500 to be invested in the Fund.)  Class A Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

The sales charges for the Class A Shares are as follows:

Amount of Investment:	Sales Charge as a % of: Offering Net Amount Price: Invested:		Dealer Commission as a % of Offering Price:
Less than $50,000	5.0%	5.26%	4.5%
$50,000 to $99,999	4.5%	4.71%	4.0%
$100,000 to $249,999	3.5%	3.63%	3.0%
$250,000 to $499,999	2.5%	2.56%	2.0%
$500,000 to $749,999	1.5%	1.52%	1.0%
$750,000 to $999,999 $1,000,000 and more and	1.0%	1.01%	0.75%
certain other investments	None	None	See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages in the above table due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding will vary with the size of the investment and the net asset value of the shares.

For purchases above $1,000,000 or otherwise not subject to a sales charge, the Advisor of the Fund may pay to dealers a commission of up to 1%.  The Fund may reimburse the Advisor for these payments through its plans of distribution.  See “Plans of Distribution” below.

Sales Charge Reduction and Waivers

Certain investors are entitled to a reduction or a waiver of sales charges.  In order to be sure that you are charged the least amount of any sales charge, you must tell your broker or other intermediary that you qualify for a reduction or waiver, or that you believe you may be eligible, so that the appropriate sales charge may be applied to your investment.

Investors who are employees or agents of the Fund, the Adviser, any related entity, or any service provider to the Fund, are exempt from all initial sales charges, regardless of the amount of investment.  Investors who are not employees or agents are entitled to “aggregate” their purchases among immediate family members to reduce the sales charge that would otherwise be applicable.  Spouses and children under age 22, or children over 21 but still sharing the same household, are considered immediate family for this purpose.  All investments by all members of an immediate family may be combined to satisfy the higher investment thresholds set forth in the table above to qualify for a lower sales charge. In addition, investments made by certain trust accounts, family controlled businesses, and single participant retirement plans or IRAs may also be aggregated to qualify for lower sales charges.  As of the date of this Prospectus, the Fund is one of only three series funds in The DMS Funds family.  The DMS Funds intends, however, to offer additional series in the future.  All investments in any fund that is part of The DMS Funds family are eligible to be aggregated for purposes of reducing the sales charge applicable to the Class A Shares.

Aggregation of investments can be confusing.  In addition, the Fund may offer waivers or reductions to specific types of purchasers, investors who are members or affiliates of specific charitable or other organizations, or other categories of investors from time to time.  You are encouraged to contact the Fund, or its administrator at 855-367-4900, to inquire whether a reduction or waiver may apply to you.  The Fund’s website at DMSFunds.com will also contain updated information about sales charge waivers that may be applicable to certain investors.

Investors who invest through an account managed by a U.S. registered investment adviser are entitled to purchase Class I Shares, which do not have any sales charges.  In connection with such investment advisory accounts, the Fund may require the customer’s advisory firm to adhere to certain administrative rules, such as minimum purchase requirements in excess of retail customers, and may require such advisory firms to sign administration agreements with the Fund to enable their customers to purchase Class I Shares without a sales charge.  The minimum investment for Class I Shares is $100,000.  Other restrictions and requirements for Class I Shares may be adopted by the Fund at any time, and the Fund may expand the types of customers who may qualify to purchase Class I Shares.

Plans of Distribution

The Fund has established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC from time to time.  The estimated 12b-1 fees expected to be paid are indicated in the Annual Fund Operating Expenses table under “Risk/Return Summary” at the beginning of this Prospectus.  Since these fees are paid out of the Fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.  There is no 12b-1 plan for the Class I Shares.

Purchasing Shares

The Fund reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums

Class A:

To open an account:  $1,500.  To maintain an account:  $1,000.

Class I:

To open and maintain an account: $100,000.

Add to an existing account:  $100 (other than by Automatic Investment Plan, which has no established minimum).

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Policy, and Other Rules You Should Know before placing your purchase request.

Online.  You may open certain types of accounts, request a purchase of shares, and request an exchange (the purchase of shares of one DMS Fund using the proceeds of a simultaneous redemption of shares of another DMS Fund) through our website at DMSFunds.com if you are a registered user.

By telephone.  You may call the DMS Funds (855-367-4900) to begin the account registration process or request that the account-opening forms be sent to you.  You may also call the Advisor to request a purchase of shares in your account.

By mail.  You may send to the DMS Funds service provider, Mutual Shareholder Services LLC, 8000 Towne Centre Drive, Suite 400, Broadview Heights, Ohio 44147, your account registration form and check to open a new fund account.  To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request.  You may also send a written request to the Advisor to make an exchange.

How to Pay for a Purchase

By electronic bank transfer.  You may purchase shares of a DMS Fund through an electronic transfer of money from a bank account.  To establish the electronic bank transfer option on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form.  After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time.  Your purchase request can be initiated online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

By wire.  Wiring instructions vary for different types of purchases.  Please call the Advisor for instructions and policies on purchasing shares by wire.

By check.  You may send a check to make initial or additional purchases to your fund account.  Also see How to Initiate a Purchase Request:  By mail.  Make your check payable to DMS Funds and include the appropriate fund number (e. g., DMS Baltic Index Fund - 003).  For a list of Fund numbers, see the Statement of Additional Information, or the complete current listing on DMSFunds.com.

By exchange.  You may purchase shares of a DMS Fund using the proceeds from the simultaneous redemption of shares of another DMS Fund.  You may initiate an exchange online (if you are a registered user of DMSFunds.com), by telephone, or by mail.  See Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time the DMS Funds receives your request, the manner in which you are paying, and the type of fund you are purchasing.  Your purchase will be executed using the NAV as calculated on the trade date.  NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check, and for purchases by exchange or wire:  If the purchase request is received by the DMS Funds on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by electronic bank transfer using an Automatic Investment Plan:  Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment Plan:  If the purchase request is received by the Fund on a business day before 4 p.m., Eastern time, the trade date generally will be that business day.  If the purchase request is received on a business day after 4 p.m., Eastern time, or on a nonbusiness day, the trade date will be the next business day following the day the Fund receives the request.

If your purchase request is not accurate and complete, it may be rejected.  See Other Rules You Should Know — Good Order.

For further information about purchase transactions, consult our website at DMSFunds.com.

Check purchases.  All purchase checks must be written in U.S. Dollars and must be drawn on a U.S. bank.  The Fund does not accept cash, traveler’s checks, or money orders.  In addition, the Fund may refuse “starter checks” and checks that are not made payable to DMS Funds.

New accounts.  We are required by law to obtain from you certain personal information that we will use to verify your identity.  If you do not provide the information, we may not be able to open your account.  If we are unable to verify your identity, we reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests.  The Fund reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice.  This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large purchases.  Please call the Fund before attempting to invest a large dollar amount.

No cancellations.  The Fund will not accept your request to cancel any purchase request once processing has begun.  Please be careful when placing a purchase request.

Converting Shares

At the time of this Prospectus, the Fund only has two classes of shares, Class A and I.  It is possible that the Fund will have multiple classes of shares in the future.  Subject to eligibility requirements, shareholders may convert from one class to another.  When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund.  At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted.  In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion.  However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.

Trade Date

The trade date for any conversion request received in good order will depend on the day and time the Fund receives your request.  Your conversion will be executed using the NAVs of the different share classes on the trade date.  NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.  See Other Rules You Should Know.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Policy, and Other Rules You Should Know before placing your redemption request.

Online.  You may request a redemption of shares through our website at DMSFunds.com if you are a registered user.

By telephone.  You may call the Fund to request a redemption of shares.

By mail.  You may send a written request to the Fund’s service provider, Mutual Shareholder Services, to redeem from a fund account.

How to Receive Redemption Proceeds

By electronic bank transfer.  You may have the proceeds of a fund redemption sent directly to a designated bank account.  To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.  After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time.  Your redemption request can be initiated online, by telephone, or by mail.

By wire.  Wire redemptions generally are not available for the DMS Funds.  To establish the wire redemption option, you generally must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.  Wire redemptions are subject to rules that may be adopted by the Fund from time to time, and will include some delay in payment to allow the Fund shares to be liquidated and converted to cash in order to fund the wire order.  The Fund will also charge a fee for any wire transfer of redemption proceeds, in addition to any fee that may be imposed your bank when receiving the wire.

By exchange.  You may have the proceeds of a DMS Fund redemption invested directly in shares of another DMS Fund. You may initiate an exchange online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

By check.  If you have not chosen another redemption method, the Fund will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time the Fund receives your request and the manner in which you are redeeming.  Your redemption will be executed using the NAV as calculated on the trade date.  NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check:  If the redemption request is received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan:  Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your DMS Fund account.  Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date.  If the date you designated for withdrawal of funds from your DMS Fund account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan:  If the redemption request is received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected.  If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, the Fund will make additional efforts to complete your transaction.  If the Fund is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners.  See Other Rules You Should Know — Good Order.

For further information about redemption transactions, consult our website at DMSFunds.com, or contact the Advisor.

Other Redemption Rules You Should Know

Documentation for certain accounts.  Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts.  Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions.  The Fund reserves the right to pay all or part of a redemption in kind — that is, in the form of securities — if we reasonably believe that a cash redemption would negatively affect the Fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading.  Under these circumstances, the Fund also reserves the right to delay payment of the redemption proceeds for up to seven calendar days.  By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.  Please see Frequent-Trading Policy for information about our policies to limit frequent trading.

Recently purchased shares.  Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase.  This may take up to ten calendar days for shares purchased by check or by electronic bank transfer.

Address change.  If you change your address online or by telephone, there may be up to a 15-day restriction on your ability to request check redemptions online and by telephone.  You can request a redemption in writing at any time.  Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address.  At your request, we can make your redemption check payable to a different person or send it to a different address.  However, this generally requires the written consent of all registered account owners and may require a signature guarantee or a notarized signature.  You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

No cancellations.  The Fund will not accept your request to cancel any redemption request once processing has begun.  Please be careful when placing a redemption request.

Emergency circumstances.  The DMS Funds can postpone payment of redemption proceeds for up to seven calendar days.  In addition, the DMS Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one DMS Fund to simultaneously purchase shares of a different DMS fund.  You can make exchange requests online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day.

Please note that the Fund reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

Exceptions to Frequent-Trading Policy

As indicated above under the section “DMS BALTIC INDEX FUND – INFORMATION AND RISKS – Policies to Address Frequent Trading” on page __, the board of trustees of each DMS Fund places certain limits on frequent trading in the funds.

The frequent-trading policy does not apply to the following:

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Purchases of shares with reinvested dividend or capital gains distributions.

•

Transactions through DMS’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, and Required Minimum Distribution Service.

•

Redemptions of shares to pay Fund or account fees.

•

Transfers and re-registrations of shares within the same fund.

•

Purchases of shares by asset transfer or direct rollover.

•

Conversions of shares from one share class to another in the same fund.

•

Section 529 college savings plans.

•

Certain approved institutional portfolios and asset allocation programs.

For participants in employer-sponsored defined contribution plans, the frequent-trading policy does not apply to:

•

Purchases of shares with participant payroll or employer contributions or loan repayments.

•

Purchases of shares with reinvested dividend or capital gains distributions.

•

Distributions, loans, and in-service withdrawals from a plan.

•

Redemptions of shares as part of a plan termination or at the direction of the plan.

•

Redemptions of shares to pay Fund or account fees.

•

Share or asset transfers or rollovers.

•

Re-registrations of shares.

•

Conversions of shares from one share class to another in the same fund.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

The Fund will systematically monitor for frequent trading in institutional clients’ accounts.  If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the thirty-day policy previously described on pages 12-13 and above, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in the DMS Funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients.  However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action.  If necessary, DMS may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients.  Intermediaries also may monitor their clients’ trading activities with respect to the DMS Funds.

For those DMS Funds that charge purchase fees, intermediaries will be asked to assess purchase fees on client accounts and remit these fees to the Funds.  The application of purchase fees and frequent-trading policies may vary among intermediaries.  There are no assurances that DMS will successfully identify all intermediaries or that intermediaries will properly assess purchase  fees or administer frequent-trading policies.  If you invest with the DMS Funds through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

OTHER RULES YOU SHOULD KNOW

Prospectus and Shareholder Report Mailings

The Fund attempts to eliminate the unnecessary expense of duplicate mailings by sending just one summary prospectus (or prospectus) and/or shareholder report when two or more shareholders have the same last name and address.  You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

DMSFunds.com

Registration.  If you are a registered user of DMSFunds.com, you can review your account holdings; buy, sell, or exchange shares of DMS Funds; and perform most other transactions online.  You must register for this service online.

Electronic delivery.  The DMS Funds can deliver your account statements, transaction confirmations, and shareholder reports electronically.  If you are a registered user of DMSFunds.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “Account Profile.”  You can revoke your electronic consent at any time online, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic.  When we set up your account, we’ll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Proof of a caller’s authority.  We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account.  Before we allow a caller to act on an account, we may request the following information:

•

Authorization to act on the account (as the account owner or by legal documentation or other means).

•

Account registration and address.

•

Fund name and account number, if applicable.

•

Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.”  Good order generally means that your instructions:

•

Are provided by the person(s) authorized in accordance with the Fund’s policies and procedures to access the account and request transactions.

•

Include the fund name and account number.

•

Include the amount of the transaction (stated in dollars, shares, or percentage).  Written instructions also must include:

•

Signature guarantees or notarized signatures, if required for the type of transaction.

•

Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.  For more information, consult our website at DMSFunds.com.

The DMS Funds reserve the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

The Fund does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date.  All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares.  The Fund reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, the Fund generally will accept telephone or online instructions from any one owner or authorized person.

Responsibility for Fraud

The DMS Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so.  Please take precautions to protect yourself from fraud.  Keep your account information private, and immediately review any account statements or other information that we provide to you.  It is important that you contact the Fund immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly.  The Fund will not pay interest on uncashed checks.

Dormant Accounts

If your account has no activity in it for a period of time, the Fund may be required to transfer it to a state under the state’s abandoned property law.

Unusual Circumstances

If you experience difficulty contacting DMS online or by telephone, you can send us your transaction request by U.S. mail or by commercial delivery services (e.g., Fed Ex).

Investing With DMS Funds Through Other Firms

You may purchase or sell shares of the DMS Funds through a financial intermediary, such as a bank, broker, or investment advisor.  Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.  Fees charged by such intermediaries, if any, are outside the control of DMS and are not part of the fee structure and expenses of the DMS Funds; they would be in addition to any fees charged by DMS.

Please see Frequent-Trading Policy — Accounts Held by Intermediaries for information about   the monitoring of frequent trading for accounts held by intermediaries.

Account Service Fee

For most shareholders, the DMS Fund charges a yearly $20 account service fee on all fund accounts that have a balance below $1,000 for any reason, including market or currency exchange fluctuations.  The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all DMS Funds, regardless of a fund’s minimum initial investment amount.  The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on DMSFunds.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $1,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

•

Accounts held through intermediaries.

•

Participant accounts in employer-sponsored defined contribution plans.  Please consult your enrollment materials for the rules that apply to your account.

•

Section 529 college savings plans.

Low-Balance Accounts

The Fund reserves the right to liquidate a fund account whose balance falls below the minimum initial investment for any reason, including market and currency exchange fluctuation.  This policy applies to nonretirement fund accounts and accounts that are held through intermediaries.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this Prospectus, the DMS Funds reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if the Fund has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if the Fund reasonably believes a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to the Fund of the death of the shareholder until the Fund receives required documentation in good order; (5) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the Fund believes to be suspicious, fraudulent, or illegal.  Changes may affect any or all investors.  These actions will be taken when, at the sole discretion of DMS Funds’ management, the DMS Funds reasonably believes they are deemed to be in the best interest of a fund.

Share Classes

DMS reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates

Confirmation Statements

We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares.  However, we will not send confirmations reflecting the reinvestment of dividend or capital gains distributions.  Promptly review each confirmation statement that we provide to you by mail or online.  It is important that you contact the Fund immediately with any questions you may have about any transaction reflected on a confirmation statement, or the Fund will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year.  Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter.  Promptly review each summary that we provide to you by mail or online.  It is important that you contact the Fund immediately with any questions you may have about any transaction reflected on the summary, or the Fund will consider the transaction properly processed.

Tax Information Statements

For most accounts, we are required to provide annual tax Forms to assist you in preparing your income tax returns.  These Forms, which are generally mailed in January, will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans.  Registered users of DMSFunds.com can also view these Forms online.

Average-Cost Review Statements

For most taxable accounts, an average-cost review statement will accompany the annual Form 1099-B.  This statement shows the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, one of the methods established by the IRS and the only method used by the DMS Funds.  You may want to consult a tax professional to determine if a different method is best for you.

Annual and Semiannual Reports

The Fund’s fiscal year ends September 30.  We will send (or provide online, whichever you prefer) reports about the Fund twice a year, in May and November.  These reports include overviews of the financial markets and provide the following specific Fund information:

•

Performance assessments and comparisons with industry benchmarks.

•

Financial statements with listings of Fund holdings.

Portfolio Holdings

We generally post on our website at DMSFunds.com, in the Portfolio section of each Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the end of the most recent calendar quarter.  This list is generally updated within 30 days after the end of each calendar quarter.  The DMS Funds may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund.  We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the end of the most recent calendar quarter.  This list is generally updated within 30 calendar days after the end of each calendar quarter.  Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables that follow are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations from inception on May 17, 2013 through its fiscal year end on September 30, 2013. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Co., whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report to shareholders, a copy of which is available upon request.

DMS Baltic Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period
	Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Loss on Securities (Realized and Unrealized)	(0.19)
Total from Investment Operations	(0.22)

Net Asset Value, at End of Period	$ 9.78

Total Return **	(2.20)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	484.60%	(b)
Ratio of Net Investment Loss to Average Net Assets	(484.32)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.21%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.93)%	(b)
Portfolio Turnover	325.04%	(c)

(a) The DMS Baltic Index Fund, Class A, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

DMS Baltic Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Loss on Securities (Realized and Unrealized)	(0.18)
Total from Investment Operations	(0.21)

Net Asset Value, at End of Period	$ 9.79

Total Return **	(2.10)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 422
Before Waiver
Ratio of Expenses to Average Net Assets	34.63%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(33.94)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	0.96%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.87)%	(b)
Portfolio Turnover	325.04%	(c)

(a) The DMS Baltic Index Fund, Class I, commenced investment operations May 17, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

INFORMATION ON LICENSE

The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund.  The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the OMXBB Index to track general stock market performance.  The Corporations’ only relationship to The DMS Funds (“Licensee”) is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, OMX Baltic Benchmark™ Index, and OMXBB™ registered trademarks and certain trade names of the Corporations and the use of the OMXBB Index which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Fund.  NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the OMXBB Index.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE OMXBB INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE OMXBB INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE OMXBB INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

GLOSSARY OF INVESTMENT TERMS

Active Management.  An investment approach that seeks to exceed the average returns of a particular financial market or market segment.  Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution.  Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments.  Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock.  A security representing ownership rights in a corporation.  A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Dividend Distribution.  Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio.  The percentage of a fund’s average net assets used to pay its expenses during a fiscal year.  The expense ratio includes management expenses (such as advisory fees, account maintenance, reporting, internal accounting, legal, and other administrative expenses); any 12b-1 distribution fees; and “other” expenses (usually fees paid to independent third parties, such as the fund’s custodian and auditor).  It does not include the transaction costs of buying and selling portfolio securities.

Float-Adjusted Index.  An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities.  Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency.  By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

Inception Date.  The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective.  For funds with a subscription period, the inception date is the day after that period ends.  Investment performance is measured from the inception date.

Median Market Capitalization.  An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock.  Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund.  An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

OMXBBGI Index.  An index that measures the performance of thirty-one selected stocks traded on one of the NASDAQ OMX Baltic exchanges.  At the time of this Prospectus, the issuers of those stocks have a median capitalization of approximately US $180 million.  The NASDAQ OMX Group, Inc. is the entity that created and maintains the Index.  The Fund has a license agreement with NASDAQ OMX, but the Fund has no input into the stocks that comprise the Index, or any other aspect of formulating or maintaining the Index.

Passive Management.  A low-cost investment strategy in which a mutual fund attempts to track - rather than outperform - a specified market benchmark or “index;” also known as indexing.

Securities.  Stocks, bonds, money market instruments, and other investments.

Total Return.  A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility.  The fluctuations in value of a mutual fund or other security.  The greater a fund’s volatility, the wider the fluctuations in its returns.

Yield.  Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

[BACK COVER]

The DMS Baltic Index Fund

Class A Shares – DBABX

Class I Shares – DBIAX

Prospectus Dated March 21, 2014

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  The annual and semi-annual reports are available, without charge, upon request.  You may request the annual and semi-annual reports, as well as the current Statement of Additional Information for the Fund, which SAI is incorporated by reference into this Prospectus, by contacting the Fund’s administrator at 855-367-4900, or by email request at info@dmsfunds.com.   In addition, these materials are also available on the Fund’s website, DMSFunds.com.  The website also contains a feature whereby shareholders or prospective shareholders may ask questions about the Fund.

In addition, information about the Fund, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. All filings made by the Fund, including the SAI and annual and semi-annual reports, is also available on the EDGAR Database on the SEC’s internet website at http://www.sec.gov.  Copies of this information may also be obtained, after payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-1520.

SEC ICA File No. 811-22706

DMS Baltic Index Fund

Class A Shares – DBABX

Class I Shares – DBIAX

a series of

THE DMS FUNDS

Statement of Additional Information

March 21, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of DMS Baltic Index Fund (the “Fund” or “DMS”) dated March 21, 2014.  You may obtain a prospectus, free of charge, from our website, DMSFunds.com, from your financial adviser, or by contacting us at the following address:

DMS Baltic Index Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
855 367-4900

DMS Baltic Index Fund

Statement of Additional Information

HISTORY OF THE FUND

1

INFORMATION ON LICENSE

1

CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

2

DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

3

FUND POLICIES

4

MANAGEMENT OF THE FUND

7

EXECUTION OF PORTFOLIO TRANSACTIONS

17

DISCLOSURE OF PORTFOLIO HOLDINGS

19

PRICE OF SHARES

20

TAXES AND DISTRIBUTIONS

23

PURCHASE AND EXCHANGE OF SHARES

25

SELLING SHARES

27

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

28

GENERAL INFORMATION

30

HISTORY OF THE FUND

The DMS Baltic Index Fund (the “Fund”) is the third series of The DMS Funds. The DMS Funds is a Pennsylvania business trust organized on March 28, 2012, and the Fund was created by action of the Board of Trustees.  The Fund is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), and is categorized under the 1940 Act as an open-end management investment company that is “non-diversified” as defined in the Act.  The Fund has a very narrow investment objective, which is to replicate the OMXBBGI Index (the Baltic Benchmark index), which is presently composed of thirty stocks that trade on the NASDAQ OMX Baltic exchanges.  Thus, the Fund should not be considered a diversified investment by itself.

The Fund has two classes of shares:

Class A:

DBABX

Class I:

DBIAX

INFORMATION ON LICENSE

The Fund is not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”).  The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund.  The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the OMXBB Index to track general stock market performance.  The Corporations' only relationship to The DMS Funds (“Licensee”) is in the licensing of the NASDAQ®, OMX®, NASDAQ OMX®, OMX Baltic Benchmark™ Index, and OMXBB™ registered trademarks and certain trade names of the Corporations and the use of the OMXBB Index which is determined, composed and calculated by NASDAQ OMX without regard to Licensee or the Fund.  NASDAQ OMX has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the OMXBB Index.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE OMXBB INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE OMXBB INDEX OR ANY DATA INCLUDED THEREIN.  THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE OMXBB INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the Fund’s net assets unless otherwise noted.  This summary is not intended to reflect all of the Fund’s investment limitations.

General guideline

•

The Fund is an index fund, and as such will always be invested 100% (or close to 100%) in the securities that comprise the Index.  In the case of this Fund, the Index is the OMXBBGI Index, which is the Baltic Benchmark Index.  Neither the Fund nor the Adviser has any control over the securities that comprise the Index.  The composition of the Index and the weighting of the investments among the companies comprising the Index is strictly controlled by the creator/sponsor of the Index, which is the NASDAQ OMX Group, Inc.  The Adviser will cause the Fund’s assets to be automatically invested in the stocks comprising the Index, without regard to any individual analysis of the stocks comprising the Index or the weightings of such stocks.

Equity securities

•

The Fund will invest exclusively in equity-type securities such as common stocks and securities that are convertible into common stock, except on a temporary basis.

•

The Fund may invest all of its assets in companies that do not pay a dividend.

Debt securities

•

The Fund does not intend to invest in debt securities as a general matter, but may use debt instruments or money market fund securities on a temporary basis while awaiting permanent investments.

Investing outside the U.S.

•

The Fund is designed to invest in stocks comprising the Index, and as such is expected to have 100% of its assets invested in securities of issuers located in the Baltic States.  Accordingly, in the normal course of business, all the portfolio investments of the Fund will be companies domiciled outside the United States and are not included in American indices such as the Dow Jones Industrials or the S&P 500 Composite.

* * * *

As described above, the Fund intends to invest exclusively in the securities comprising the OMXBBGI Index, which by definition is composed of stocks that are traded on the NASDAQ OMX exchanges in the Baltic States.  Thus, as these Baltic stocks are not traded as broadly as most U.S. securities, the Fund may experience difficulty liquidating certain portfolio securities at times, especially during significant market declines or periods of heavy redemptions.

DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities – Equity securities represent an ownership position in a company.  Equity securities held by the fund typically consist of common stocks and may also include securities with equity or purchase rights.  The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are not creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt securities – Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money.  Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities.  Generally, the Fund will not invest in debt securities, except on a temporary basis, and most likely through money market mutual funds.

Securities with equity and debt characteristics – The fund may invest in securities that have a combination of equity and debt characteristics.  These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics.  Such securities are normally at the bottom of an issuer’s debt capital structure.  As such, they may be more sensitive to economic changes than more senior debt securities.  These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing outside the U.S. – By design, the Fund expects to be invested 100% in securities of companies that trade on the Baltic exchanges.  Investing outside the United States may involve risks in addition to the general risk of investing in U.S. markets, including, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; and greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Additional costs could be incurred in connection with the Fund’s investment activities in the Baltic States.  Brokerage commissions may be higher than comparable commissions in the United States, and the Fund will bear certain expenses in connection with its currency transactions.  Furthermore, the custodian costs for maintaining assets in the Baltic States and other countries may be higher than comparable costs in the U.S.

Cash and cash equivalents – The Fund may hold cash or invest in cash equivalents from time to time, typically while waiting to make investments or when retaining cash to pay anticipated redemptions and expenses.  Generally, cash will be held in a deposit account at a U.S. banking institution, or in a money market mutual fund registered in the U.S.  The Fund may also use foreign banks and brokerage firms to hold cash.

Portfolio turnover – With the Fund’s intent to replicate the Index, the Fund does not normally expect to have a high portfolio turnover (100% or more).  Because the Fund only commenced operations in May, 2013, however, the Fund’s actual portfolio turnover rate through September 30, 2013 was 325%.   High turnover generates greater transaction costs in the form of dealer spreads or brokerage commissions.  It may also result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.  The Fund’s turnover rate will never be as low as that of the Index, because the Index has no redemptions and no expenses. For comparison purposes, the Index had a turnover rate of less than 10% for the calendar year 2013.

FUND POLICIES

All percentage limitations in the following Fund policies are considered at the time securities are purchased and are based on the Fund’s net assets unless otherwise indicated.  None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the Fund.  In managing the Fund, the Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies – The Fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the 1940 Act as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, or to the extent explained in “Additional information about the Fund’s policies” immediately below, the Fund:

a.  May not invest less than 80% of its assets in the Index;

b.  May not issue senior securities;

c.  May not underwrite the securities of other issuers;

d.  May not purchase or sell real estate or commodities;

e.  May not borrow money in excess of 25% of net assets;

f.  May not make loans; and

g.  Will not concentrate its investments in a single industry, except as may be required to replicate the Index.

Many mutual funds have a policy not to concentrate investments in a particular industry or group of industries.  The Fund intends to replicate the OMXBBGI Index.  The Index presently consists of only thirty stocks, and is designed to be a broad representation of all industries that trade on the Baltic exchanges, but may at times become concentrated in an industry.  In addition, the Fund may have more than 5% of its assets invested in one or more single stocks (because the Index has only thirty stocks overall).  The Fund has elected to be classified as a “non-diversified” fund as that term is defined in the 1940 Act.  Under the 1940 Act, a diversified fund is one in which, with respect to 75% of the total assets of such fund, no single investment exceeds 5% of the total assets of such fund, and no single investment exceeds 10% of the outstanding voting securities of the issuer of such investment.  Most of the time, the Fund expects to meet the definition of a diversified fund under the 1940 Act, but it cannot be certain that it will always meet such definition.

Nonfundamental policies – The Fund has not yet adopted any nonfundamental policies that may be changed without shareholder approval.

Additional information about the Fund’s policies – The information below is not part of the Fund’s fundamental or nonfundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.  Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

The Fund is an Index fund and intends to invest all, or substantially all, its assets in the stocks that comprise the OMXBBGI Index.  If such Index is discontinued by the creator of such Index, or the Fund is otherwise not able to invest in such Index, the Fund will seek to use an alternative index that is as equivalent as practically possible.

For purposes of fundamental policy b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).  Further, to the extent the Fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the Fund’s commitment, such agreement or transaction will not be considered a senior security by the Fund.

For purposes of fundamental policy c, the policy will not apply to the Fund to the extent the Fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the issuance of the Fund’s own securities to investors in the Fund, or the purchase and sale of Fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy d, the Fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities.  Further, the Fund does not consider currency contracts or hybrid instruments to be commodities.

With respect to fundamental policies e and f, the Fund does not intend or expect to ever borrow money, except possibly for nominal amounts for very short periods (less than sixty days).  The Fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof, nor does the Fund expect to lend money to any person.

With respect to fundamental policy g, the Fund’s investment objective is to replicate the Index, and the Fund has no control over the composition of the Index.  The Index only contains thirty stocks, and may be deemed to be concentrated in an industry under SEC rules.  Thus, in order to replicate the Index, the Fund may be concentrated in one industry at times if the Index is so concentrated.  For information regarding the companies that are included in the Index, see the website of the Index, a link to which can be found on DMSFunds.com.

MANAGEMENT OF THE FUND

Board of trustees and officers

“Independent” trustees

The Fund’s governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Fund’s service providers, decide upon matters of general policy, and represent the long-term interests of Fund shareholders.  In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Fund’s board and committee structure, and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a record of accomplishments and experience in private or public businesses.  Although each of the independent trustees has significant personal experience as a private investor, none of them has any prior experience in serving as a trustee of a mutual fund, or experience working for a mutual fund or investment firm.  Although no single list could identify all experience upon which the Fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee.  These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole.  Notwithstanding the information listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws in general, or specifically, with respect to the information in the Fund’s registration statement.

The following persons are “disinterested,” or independent trustees of the Fund, as defined by the 1940 Act.  Mr. Craig Edgerton has a degree in ornamental horticulture, and has more than thirty years of management experience working with agricultural companies as well as landscape companies.  Ms. Helen M. Firestone has an accounting degree, and has more than twenty years of experience working in the accounting departments of private companies.  Ms. Kathleen P. Heck has a degree in business management, and is the owner of a company engaged in gasoline and convenience store sales.  She has previous experience in sales and advertising.  She is the lead independent trustee of the Fund.  Mr. Thomas C. Heist has an engineering degree and over fifty years of experience with engineering and related firms relating to quality assurance systems and standards.  Ms. Bonnie Sekulski is a private investor and was previously a licensed realtor and insurance salesperson.  She is also the owner of a small business, operating a beauty salon.

Name, age and position with fund (year first elected as a trustee)	Principal occupation(s) during the past five years	Other directorships held by trustee during the past five years	Other relevant experience
Craig Edgerton 55 Trustee 2013	Independent entrepreneur in the energy and horticultural services industries; previously, branch manager for a national landscaping firm.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Ornamental Horticulture from Delaware Valley College, Doylestown, PA.
Helen M. Firestone 54 Trustee 2013	Controller, JMH Management (private real estate developer and restaurant chain) since 2008; prior thereto, supply chain manager for soft drink bottling company.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Accounting from Albright College, Reading, PA; CPIM designation; currently completing Six Sigma certification.
Kathleen P. Heck 51 Trustee and Lead Independent Trustee 2013	Owner and Operations Manager, Penn Oil Co. (private chain of gas station convenience stores) since 2006. Previously, advertising sales for radio station.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Business Management from Susquehanna University, Selinsgrove, PA.
Thomas C. Heist 71 Trustee 2013	Founder, Tom Heist & Associates, quality assurance consulting; previously, officer with GS1, Company Entier, and Gilbert Commonwealth Engineering.	None, other than a Trustee of each series of The DMS Funds	Engineering degree and numerous certifications from ASQC. International business experience with nuclear power plants and varied industrial plants.
Bonnie Sekulski 62 Trustee 2013	Business owner/ operator, The Hair Works, Reading, PA.	None, other than a Trustee of each series of The DMS Funds	Private investor. Formerly, licensed Realtor and licensed life insurance and annuities salesperson.

“Interested” trustees1

Interested trustees have similar qualifications, skills and attributes as the independent trustees.  Interested trustees are senior executive officers of DMS Advisors, Inc. or its affiliates.  This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with Fund (year first elected as a trustee/officer)[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Other directorships held by trustee during the past five years
Peter R. Kohli[3] 63 Trustee, Chairman, President, Chief Investment Officer & Chief Compliance Officer (2013)

Chairman, President, CEO & CCO of DMS Advisors, Inc. the investment adviser to the Fund, since inception; Chartered Financial Consultant; Registered Representative with TrustMont Securities.  Principal officer of DMS Financial, Inc., an investment and retirement consulting business.  Previously, executive for a regional oil company, and executive for a private leveraged buyout firm.

None, other than Trustee of each series of The DMS Funds
John McCarthy[4] 52 Trustee & Secretary 2013	Founder and President of InvestigatorDocs, Inc. (providing processes and systems drug testing for pharmaceutical companies); Principal consultant for Paragon Solutions.	None, other than Trustee of each series of The DMS Funds

     The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the  meaning of the 1940 Act.

2

“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, DMS Advisors, Inc., or affiliated entities.

3

Mr. Kohli is the spouse of Ms. Susan Kohli, an officer of the Fund and the Adviser.

4       Mr. McCarthy is the sibling of Ms. Susan Kohli, an officer of the Fund and the Adviser.

Other Officers*

Name, age and position with Fund (year first elected as an officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan E. Kohli** 48 Executive Vice President and COO 2013

Director and Executive Vice President of DMS Advisors, Inc., the adviser to the Fund; President, CEO, Director, and principal owner of Marshad Capital Group, Inc., parent company of the adviser; Administrative Manager, DMS Financial, Inc., investment and retirement consulting firm.  Licensed Professional Engineer in Pennsylvania.  BS in Civil Engineering from Pennsylvania State University.

Christopher M. Farah 41 Chief Financial Officer 2013

Certified Public Accountant, Principal, Farah Financial P.C.  Holds designations as a Certified Fraud Examiner, Forensic Certified Public Accountant, and Certified Valuation Analyst.  Director and CFO of DMS Advisors, Inc. BS in Accounting from St. John’s University, NY.

*All of such officers are affiliated with DMS Advisors, Inc.

** Ms. Susan Kohli is the spouse of Mr. Peter Kohli, the Chairman of the Fund, and is also the sibling of Mr. John McCarthy, a Trustee of the Fund.

The address for all trustees and officers of the Fund is 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533, Attention:  Secretary.  None of the officers serves as a director of any public company or mutual fund.

Fund holdings – The Fund is not aware of any single shareholder who owns more than 5% of the Fund.  The Independent Trustees and Interested Trustees of the Fund own the following amounts of shares in the Fund and the other DMS Funds:

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All RICs Overseen by Director in DMS Family of Funds
Craig Edgerton	$10,000 - $50,000	$10,000 - $50,000
Helen M. Firestone	$1 - $10,000	$1 - $10,000
Kathleen P. Heck	None	None
Thomas C. Heist	$1 - $10,000	$10,000 - $50,000
Peter R. Kohli*,**	$1 - $10,000	$10,000 - $50,000
John McCarthy*	None	None
Bonnie Sekulski	$1 - $10,000	$10,000 - $50,000

*Messrs. Kohli and McCarthy are “Interested Trustees.”

**Mr. Kohli’s holdings include holdings in the name of his spouse and children.

Trustee compensation – No compensation is paid by the Fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates.  The Fund intends to pay each independent trustee nominal annual fees.

In addition, the Fund intends to pay independent trustees attendance and other fees for meetings of the board and its committees.  Board and committee chairs may receive additional fees for their services.  The Fund also reimburses certain expenses of the independent trustees.

As the Fund was first organized in 2013, no Trustee received any compensation for the year 2013, and none have yet received any compensation for 2014.  The Fund has determined that it will not  pay any compensation to Trustees until sometime after 2014.

Fund organization and the board of trustees – The Fund is an open-end management investment company, organized as a Pennsylvania business trust on March 28, 2012.  All Fund operations are supervised by the Fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Pennsylvania law charges trustees with the duty of managing the business affairs of the trust.  Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The Fund presently has two classes of shares, the Class A and Class I Shares.  Shares of each class represent an interest in the same investment portfolio.  Each class has pro rata rights as to voting, redemption, dividends and liquidation.  Each class’ shareholders have exclusive voting rights with respect to matters in which the interests of one class are different from interests in another class.  Shares of all classes of the Fund vote together on matters that affect all classes in substantially the same manner.  Each class votes as a class on matters that affect that class alone.  The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The Fund does not hold annual meetings of shareholders.  However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose.  Shareholders have one vote per share owned.

The Fund’s declaration of trust and bylaws, as well as separate indemnification agreements with independent trustees provide in effect that, subject to certain conditions, the Fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Fund.  However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders – At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees.

Leadership structure – The board’s chair is an “interested person” of the Fund within the meaning of the 1940 Act.  The board has determined that having the CEO of the adviser to the Fund also serve as chairman of the board of the Fund facilitates overall guidance and direction and enhances the effectiveness of the board.  The chairman’s duties include, without limitation, generally presiding at all meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs, and generally serving as the Chairman of the Fund.  The independent trustees have also selected a “lead” independent trustee, whose duties include leading meetings of the independent trustees whenever they are required to meet without the presence of any interested trustees, and serving as the principal independent trustee contact for fund management and independent fund counsel.  Ms. Kathleen Heck is the lead independent trustee.

Risk oversight – Day-to-day management of the Fund, including risk management, is the responsibility of the Fund’s contractual service providers, including the Fund’s investment adviser, administrator and transfer agent.  Each of these entities is responsible for specific portions of the Fund’s operations, including the processes and associated risks relating to the Fund’s investments, integrity of cash movements, financial reporting, operations and compliance.  The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks.  In that regard, the board receives reports regarding the operations of the Fund’s service providers, including risks.  For example, the board receives reports from investment professionals regarding risks related to the Fund’s investments and trading.  The board also receives compliance reports from the Fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Fund’s board also explore risk management procedures in particular areas and then report back to the full board.  For example, the Fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their effect.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s objectives.  As a result of the foregoing and other factors, the ability of the Fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees – The fund has an audit committee, a contracts committee, and a governance committee.  Each of these committees is comprised of all of the independent trustees, that is, none of whom is an “interested person” of the fund within the meaning of the 1940 Act.  The audit committee provides oversight regarding the Fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the Fund’s principal service providers.  The committee acts as a liaison between the Fund’s independent registered public accounting firm and the full board of trustees.  The contracts committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Fund and its investment adviser or other service providers.  The governance committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.

Proxy voting procedures and principles – The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund.  The complete text of these principles is available on the Fund’s website at DMSfunds.com.  Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Fund’s board.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so.  Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available.  After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement.  A discussion of any potential conflicts of interest also is included in the summary.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest.  One example might be where a board member of the Fund is also a board member of a company whose proxy is being voted.  In such instances, proxy voting committee members are alerted to the potential conflict.  The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year on the Fund’s website and on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the Fund and the investment adviser on various proposals.  A copy of the full Principles is available upon request, free of charge, by visiting the Fund’s website.

•

Director matters – The election of a company’s slate of nominees for director generally is supported.  Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders.  Separation of the chairman and CEO positions also may be supported.

•

Governance provisions – Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders.  Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change.  Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

•

Shareholder rights – Proposals to repeal an existing poison pill generally are supported.  (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.)  Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

•

Compensation and benefit plans – Option plans are complicated, and many factors are considered in evaluating a plan.  Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management.  Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards.  Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

•

Routine matters – The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine.  Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Investment adviser – DMS Advisors, Inc.  is the Fund’s investment adviser.  It was organized in 2011 and is located at 2619 Leiscz’s Bridge Road, Leesport, PA, 19533.  It is a wholly owned subsidiary of Marshad Capital Group, Inc., a privately held company.  DMS Advisors only serves as investment adviser to the DMS Funds, it does not have any individual clients.

Portfolio Manager -  At the present time, Mr. Peter R. Kohli is the only portfolio manager of the investment adviser.  As the Fund is an index fund, additional portfolio managers are not expected to be needed.  Mr. Kohli will not be paid any compensation by the Fund, and will not be paid any compensation by the investment adviser until such time as the Fund has grown to a sufficient asset size to be able to pay all its own expenses without reimbursement or fee waivers from the adviser.  After such time, Mr. Kohli’s compensation from the adviser will be determined by the Board of the adviser, and will likely be primarily based on a percentage of net profits of the adviser.  Mr. Kohli will not be paid any compensation or incentive based upon the investment performance of the Fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the Fund.  The investment adviser believes that its policies and procedures are reasonably designed to address potential conflicts of interest between the Fund and each portfolio manager, which the Fund and the Adviser believe are none at this time.

Portfolio manager fund holdings and other managed accounts – As described below, portfolio managers may personally own shares of the Fund.  In addition, portfolio managers may manage other accounts through entities that are not affiliated with the Fund or the adviser.  The Fund does not believe there is any material conflict of interest that may result by a portfolio manager managing the Fund’s assets and managing unrelated accounts, due to both the foreign nature of the Fund’s investments, and the fact that the Fund will only replicate the Index.

The following table reflects information as of March 1, 2014:

Portfolio Manager	Dollar range of fund shares owned*	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in millions)**	Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in millions)	Number of other accounts for which portfolio manager is a manager (assets of other accounts in millions)
Peter R. Kohli	$1-$10,000	Five ($1.0)	None	None

*Includes shares held in the name of his spouse and children.

**All such RICs are part of the DMS Family of Funds.

Investment Advisory and Service Agreement – The Investment Advisory and Service Agreement (the “Agreement”) between the Fund and the investment adviser will continue in effect until July 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement provides that the investment adviser has no liability to the Fund for its acts or omissions in the performance of its obligations to the Fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement.  The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).  In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary.  Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the Fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices.  The Fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser is entitled to receive a monthly fee that is based on an annualized rate of 0.75% of all daily net assets.  As the Fund is only just beginning operations, the adviser has agreed with the Fund to waive its fees, and to reimburse the Fund if necessary, to permit the Fund to maintain a maximum expense ratio of 1.21% or less with respect to the Class A Shares, and 0.96% or less with respect to the Class I Shares.  This waiver and reimbursement commitment will expire by its terms when the Fund (including all share classes in the aggregate) reaches $50,000,000 in net assets.  The commitment will not expire before June 30, 2015, even if such level of net assets is reached by that date.  Because of the fee waiver and reimbursement commitment, the Adviser received no fees from the Fund for the fiscal year ended September 30, 2013, and the Adviser reimbursed the Fund, or paid directly on behalf of the Fund, a total of $71,054 in expenses for the same period.

Principal Underwriter – The Fund has named Arbor Court Capital, LLC, Cleveland, Ohio (the “Distributor”) as the principal underwriter for all of the Fund’s shares, which at the time of this SAI is only the Class A and I Shares.  The Distributor is obligated to sell the shares on a best efforts basis only, against purchase orders received.  Shares of the Fund are offered to the public on a continuous basis.  The Fund charges a sales load on the purchase of Class A shares of the Fund.  For its services as underwriter of the Class A shares, the Distributor will receive a portion of the sales charge paid by purchasers of Class A shares, generally the remainder of the portion not paid to dealers.  In addition, the Distributor may be entitled to reimbursement of certain out-of-pocket expenses in such amounts as may be approved by the Fund.  If the Distributor provides qualifying services, the Distributor may also be entitled to receive 12b-1 fees as all other financial service providers, see description in the paragraph immediately following. The Fund has also retained independent agents as service providers to provide transfer agent and registrar services, and the costs of such services shall be paid by the Fund.

Plans of distribution – Many mutual funds in the United States have adopted plans of distribution pursuant to rule 12b-1 under the 1940 Act.  The Fund has adopted a 12b-1 distribution plan for the Class A Shares, which plan permits the payment of a maximum amount of 0.25% of the Class A Shares’ net assets for distribution related expenses as permitted by applicable rules of the SEC and as determined by the Board of Trustees.  The Class A Shares may pay the 12b-1 fee to financial intermediaries (generally registered broker dealers and banks, and certain other financial industry professionals) for assistance in distributing or promoting the sale of the Class A Shares, or in providing certain shareholder services, pursuant to a written agreement.  It is possible that 12b-1 payments will be made to such recipients even if they have not incurred actual expenses to be paid or reimbursed through such fees.  Accordingly, the Fund’s 12b-1 plan may be considered a “compensation plan.”  The Fund believes that the 12b-1 plan will provide a benefit to the holders of Class A Shares because an effective sales program typically is necessary in order for a mutual fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale that benefit all holders.  There is no 12b-1 plan for the Class I Shares.

As required by applicable rules, the 12b-1 plan and the Principal Underwriting Agreement have been approved by the full Board of Trustees and separately by a majority of the independent trustees.  In addition, the selection and nomination of independent trustees for the Class A Shares are committed to the discretion of the independent trustees as long as the 12b-1 plan is in effect.

Rule 18f-3 Plan - The Board of Trustees of the Fund has adopted a Rule 18f-3 Multiple Class Plan.  The key features of this Plan are that shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on matters that relate solely to that class, or on matters in which the interests of holders of one class differ from the interest of holders of another class.  The Class A Shares bear an on-going 0.25% 12b-1 distribution fee, and are also sold subject to a sales charge.  The Class I Shares do not have a 12b-1 fee and are sold without any sales charge.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Fund’s portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services.  Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.  Equity securities may also be purchased from underwriters at prices that include underwriting fees.  Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission.  The price paid to an underwriter for fixed-income securities includes underwriting fees.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Fund’s portfolio transactions, taking into account a variety of factors.  These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity.  The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions.  The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis.  The Fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

As the Fund is an index fund and the investment adviser is not going to be undertaking research on behalf of the Fund, the investment adviser does not expect to receive brokerage or research services from broker-dealers in connection with portfolio transactions for the Fund.  Nevertheless, the investment adviser may pay commissions in excess of what other broker-dealers might have charged – including on an execution-only basis – for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer.  In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.  Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises.  Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services.  Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks.  Neither the investment adviser nor the Fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions.  The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business.  As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services.  In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace.  The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

At the present time, the investment adviser only has one client, the DMS Funds, and the separate series of that fund family (currently five, the Baltic Index, the India Bank Index and the India MidCap Index, the Poland Large Cap Index, and the Thailand Select 33 Index).  If the adviser has multiple client accounts in the future, when executing portfolio transactions in the same equity security for the Fund and other accounts over which the investment adviser has investment discretion, the adviser will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions.  The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the Fund and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Fund’s portfolio transactions with broker-dealers who have sold shares of the Fund; however, it does not consider whether a broker-dealer has sold shares of the Fund when placing any such orders for the Fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.  The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts.  The Fund may incur additional fees in connection with the purchase or sale of certain contracts.

The Fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities.  A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the Fund’s portfolio transactions during the Fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Fund during the Fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Fund during the Fund’s most recently completed fiscal year.

The Fund does not hold securities of any of its regular broker-dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS

As the Fund intends to replicate the OMXBBGI Index as closely as practicable, and the composition of the OMXBBGI Index is publicly available, it is possible for any person to estimate, with little margin of error, the complete portfolio holdings of the Fund as of any business day.

The Fund’s investment adviser, on behalf of the Fund, has adopted policies and procedures with respect to the disclosure of actual information about Fund portfolio securities.  These policies and procedures have been reviewed by the Fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Fund’s Chief Compliance Officer.

Under these policies and procedures, the Fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Fund’s website no earlier than the tenth day after such calendar quarter.  In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter.  In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the Fund’s website no earlier than the tenth day after such month.  The fund’s custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the Fund, including officers of the Fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable.  For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics.  Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations.  Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

PRICE OF SHARES

Shares of the Fund are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the Fund or the Transfer Agent, provided that the request contains all information and legal documentation necessary to process the transaction.  The Transfer Agent may accept written orders for the sale of Fund shares on a future date.  These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent.  Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request, or if the request does not contain all information and legal documentation necessary to process the transaction.

Orders received after the time of the determination of the net asset value will be entered at the next calculated offering price.  Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the Fund.  For more information about how to purchase through your intermediary, contact your intermediary directly.

Class A shares are sold with a maximum sales charge of 5%, decreasing to zero for purchase amounts in excess of $1,000,000.  Contact your financial professional to inquire about qualifying for discounts from the sales charge, or contact the Fund at 855 367-4900, or see the Fund’s website at DMSFunds.com, to see if you qualify for a discount or waiver of the sales charge.

Class I Shares are sold without any sales charge, but only clients of registered investment advisers and certain other financial intermediaries approved by the Fund are eligible to purchase Class I Shares.  The minimum purchase amount for Class I Shares is $100,000.

Prices that appear in the newspaper and other media do not always indicate prices at which you will be purchasing and redeeming shares of the Fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price.  The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m., New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open.  If, for example, the Exchange closes at 1 p.m., the Fund’s share price would still be determined as of 4 p.m., New York time.  The New York Stock Exchange is currently closed on weekends and on the following holidays:  New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day.  Each share class of the Fund has a separately calculated net asset value (and share price).  The Fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the Fund’s officers.

All portfolio securities are valued, and the net asset values per share for each share class are determined, as indicated below.  The Fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors.  The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.  The Fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value.  When the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more independent pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing currency exchange rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund’s board.  Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or other restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.  Expenses attributable to the Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

TAXES AND DISTRIBUTIONS

Disclaimer:  Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account.  Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company – The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders.  In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the Fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the Fund to cure inadvertent failures of certain qualification tests required under Subchapter M.  However, should the Fund fail to qualify under Subchapter M, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the Fund’s earnings and profits.

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax.  Unless an applicable exception applies, to avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the Fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.  For corporate shareholders, a portion of the Fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the Fund’s income consists of dividends paid by U.S. corporations.  (This deduction does not include dividends received from non-U.S. corporations, which will typically be the only investments of the Fund.)  This 70% deduction also does not apply to dividends on stocks the Fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock).  Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The Fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses.  Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the Fund.  Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

The Fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the Fund.  Shareholders may receive a credit for the tax that the Fund paid on such undistributed net capital gain and would increase the basis in their shares of the Fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the Fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the Fund have been held by a shareholder.  Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the Fund result in a reduction in the net asset value of the Fund’s shares.  Investors should consider the tax implications of buying shares just prior to a capital gain distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of Fund shares – Redemptions of shares, including exchanges for shares of other DMS Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.  Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences of investments in non-U.S. securities – The Fund’s investment objective is to replicate the OMXBBGI, which as described elsewhere is composed of companies located in the Baltic States.  Accordingly, almost all of the Fund’s income, including dividends, interest, and capital gains, is expected to come from outside the United States, specifically the Baltic States.  Dividend and interest income received by the Fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions.  Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes.

The Fund may elect to pass through to shareholders any foreign taxes paid by the Fund.  If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries.  The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss.  These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders.  A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

Other tax considerations – After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.  Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

Under current IRS rules, the Fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding.  Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

PURCHASE AND EXCHANGE OF SHARES

Purchases by individuals – As described in the Prospectus, you may generally open an account and purchase Fund shares by contacting the Fund directly, or contacting the administrator for the Fund.  You may make investments by any of the following means:

•

By mail – For initial investments, you may mail a check, made payable to the Fund, directly to the address indicated on the account application.  You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect.  Mailing addresses for regular U.S. postal mail can be found in the prospectus.

•

By telephone – Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

•

By Internet – Using DMSfunds.com.  Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

•

By wire – If you are making a wire transfer, instruct your bank to wire funds to:

ABA Routing No.

Account No.

Your bank should include the following information when wiring funds:

For credit to the account of:
The DMS Funds
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact the Fund’s administrator at 855 367-4900 if you have questions about making wire transfers.

Series, Classes, and Fund Numbers - When completing the application form to purchase shares of one the DMS Funds, you will be asked which series and class you are seeking to purchase.  Each series and class has a separate “ticker” symbol, which is reproduced on the application form.  The Fund may also request that you indicate the Fund number on your check and other application materials.  The current Fund number will be available on the Fund’s website at DMSFunds.com.  At the time of this Statement of Additional Information, the different series funds and numbers are:

•

DMS India MidCap Index Fund

#001

•

DMS India Bank Index Fund

#002

•

DMS Baltic Index Fund

#003

•

DMS Poland Large Cap Index Fund

#004

•

DMS Thailand Select 33 Index Fund

#005

Purchase minimums and maximums – All investments are subject to the purchase minimums described in the Prospectus.  As noted in the Prospectus, purchase minimums may be waived or reduced in certain cases.  There is no purchase maximum, but investors intending to make an unusually large purchase are requested to call the Fund in advance.

Exchanges – You may only exchange shares into other DMS Funds within the same share class.  You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using DMSfunds.com, or by telephoning 855 367-4900 toll-free.  For more information, see “Shareholder account services and privileges” in this statement of additional information.  These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other DMS Funds by contacting your plan administrator or recordkeeper.  Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Frequent trading of fund shares – As noted in the Prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.  For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions.  Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.  Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the Prospectus.  If you wish to sell your shares by contacting DMS Funds directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions.  In such an event, your signature may be guaranteed by a domestic stock exchange, the Financial Industry Regulatory Authority, or a bank, savings association or credit union that is an eligible guarantor institution.  The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date).  Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order.  Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.  However, certain services and privileges described in the prospectus and this statement of additional information may not be available for certain shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan – An automatic investment plan enables you to make periodic investments in the DMS Funds through automatic debits from your bank account.  To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur.  The plan will begin within 30 days after your account application is received.  Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities.  The Transfer Agent will then invest your money into the fund you specified on or around the date you specified.  If the date you specified falls on a weekend or holiday, your money will be invested on the following business day.  However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday.  If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed.  You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.  Depending on the capabilities of your individual bank and your desires, the periodic investment may be weekly, bi-monthly, monthly, or quarterly.

Automatic reinvestment – Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application.  You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.  Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of certain educational savings plans will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Fund’s administrator with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Automatic exchanges – For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the DMS Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals – Depending on the type of account, you may automatically withdraw shares from any of the DMS Funds.  You can make automatic withdrawals of $50 or more.  You can designate the day of each period for withdrawals and request that checks be sent to you or someone else.  Withdrawals may also be electronically deposited to your bank account.  The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify.  If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.  However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.  You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.  Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals.  Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account.  The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements – Your account is opened in accordance with your registration instructions.  Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent.  Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

DMSfunds.com – You may check your share balance, the price of your shares or your most recent account transaction; redeem shares from nonretirement plan accounts; or exchange shares around the clock using DMSfunds.com.  Redemptions and exchanges through DMSfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below.  You will need your fund number, personal identification number and account number.

Generally, all shareholders are automatically eligible to use these services.  However, if you are not currently authorized to do so, you may complete a DMS Funds Authorization Form.  Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges – By using the telephone or the Internet, or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges.  Generally, all shareholders are automatically eligible to use these services.  However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent).  If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.  In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares – The Fund has the authority to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum amount required to maintain an account, as set forth in the fund’s current registration statement under the 1940 Act (presently, $1,000), and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.  For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates – Shares are credited to your account.  The fund does not issue physical, hard copy share certificates.

GENERAL INFORMATION

Custodian of assets – Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Huntington National Bank, Columbus, Ohio, as Custodian, and its agent in the Baltic States, Brown Brothers Harriman Bank.  As the fund will hold securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S, principally at the branch office of Brown Brothers Harriman.

Transfer Agent – Mutual Shareholder Services, LLC, maintains the records of shareholder accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions.  The principal office of MSS is located in Broadview Heights, Ohio.  Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and MSS.

Distributor/Underwriter - The fund has designated Arbor Court Capital, LLC, Cleveland, Ohio, as the principal underwriter and distributor for the Fund’s shares.

Independent registered public accounting firm – Sanville & Company, Abington, PA and New York, NY, serves as the Fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission.  The selection of the Fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Prospectuses, reports to shareholders and proxy statements – The Fund’s fiscal year ends on September 30.  Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information.  Shareholders may request a copy of the fund’s current prospectus at no cost by calling 855 367-4900 or by sending an email request to DMSfunds.com.  Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at DMS funds.com.  The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Sanville & Company.  In addition, shareholders may also receive proxy statements for the Fund.  In an effort to reduce the volume of mail shareholders receive from the Fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements.  To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, DMSfunds.com.  Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail.  A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the DMS Funds are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics – The Fund and its investment adviser have adopted codes of ethics that allow for personal investments, including securities in which the Fund may invest from time to time.  These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Legal proceedings – The Fund and the adviser are not involved in any legal proceedings.

FINANCIAL STATEMENTS

As required by the 1940 Act and the rules of the SEC, The DMS Fund files Annual and Semi-Annual Reports on the SEC’s EDGAR filing system.  The most recent Annual or Semi-Annual Report, which contains the most recent financial information for The DMS Funds and the separate series thereof, is incorporated by reference into this Statement of Additional Information.

[BACK COVER]

STATEMENT OF ADDITIONAL INFORMATION

DMS BALTIC INDEX FUND

Class A Shares – DBABX

Class I Shares - DBIAX

A SERIES OF

THE DMS FUNDS

Investors should carefully consider the investment objectives, risks, charges and expenses of the DMS Funds.  This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.  You may also call our administrator at 855 367-4900 or visit the DMS Funds website at DMSfunds.com.

SEC ICA # 811-22706

 03/20/2014 SL1 1237444v5 107557.00007

DMS Poland Large Cap Index Fund

Class A Shares – DAPLX

Class I Shares – DIPLX

Fund Prospectus

March 21, 2014

Class A Shares and Class I Shares

DMS Poland Large Cap Index Fund

–

Class A Shares (DAPLX ticker symbol)

-

 Class I Shares (DIPLX ticker symbol)

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

2

MANAGEMENT

6

PURCHASE AND SALE OF FUND SHARES

6

TAX INFORMATION

6

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

7

INVESTING IN INDEX FUNDS

7

MORE ON THE FUND

8

DMS POLAND LARGE CAP INDEX FUND – INFORMATION AND RISKS

10

THE FUNDS AND THE ADVISOR

14

DIVIDENDS, CAPITAL GAINS, AND TAXES

16

GENERAL INFORMATION

17

INVESTING WITH DMS FUNDS

19

OTHER RULES YOU SHOULD KNOW

29

FINANCIAL HIGHLIGHTS

GLOSSARY OF INVESTMENT TERMS

35

Note:  The WIG20 Index referenced herein is a service mark owned by the Warsaw Stock Exchange, which created and maintains the Index.  The name of the Index is licensed to the Fund, but the Index and its administrator is not a sponsor, manager, or affiliate of the Fund.

DMS POLAND LARGE CAP INDEX FUND

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks to replicate the performance of a benchmark index (the WIG20 Index), before expenses of the Fund, by investing in the same stocks that comprise the Index..

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Class A or Class I Shares of the Fund.  You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in any series of the DMS Funds.  More information about these and other discounts is available from your financial professional, in the section “Sales Charge Reductions and Waivers” on pages 20-21 of this Prospectus, and in the section “Price of Shares” at page 20 of the Statement of Additional Information.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.0%	None

Annual Small Account Service Fee (for Fund account balances below $1,000)	$20	N/A

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	934.74%	934.58%
Total Annual Fund Operating Expenses	935.74%	935.33%
Less: Fee Waivers and Reimbursements*	-934.33%	-934.17%
Total Annual Fund Operating Expenses After Waivers and/or Reimbursements	1.41%	1.16%

* The Advisor has contractually agreed to waive its fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses of the Class I Shares at 1.16%, and of the Class A Shares at 1.41%.  This Agreement will continue in effect until June 30, 2015, and thereafter, will continue in effect until such time as all of the DMS Funds (including all series and all share classes in the aggregate) reach $30 million in net assets.  This Agreement cannot be waived without the express consent of a majority of the Independent Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund’s shares with the cost of investing in other mutual funds.  It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares.  This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table (but only including the effect of the fee waiver and expense reimbursement referenced in footnote 2 above for the first year).  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Share Class I Shares	$638 $119	$10,000 $10,000

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance.  During the period from inception at July 31, 2013 through the fiscal year end at September 30, 2013, the Fund’s portfolio turnover rate was 0%, because the Fund had not been fully invested in the stocks of the Index until after September 30.

Primary Investment Strategies

The Fund employs a “passive management” - or indexing - investment approach by investing all, or substantially all, of its assets in the common stocks included in the WIG20 Index.  The Fund will seek to replicate the Index precisely, using the identical weightings of individual stocks as the Index uses, and will not just invest in a representative sample of the Index.  The Fund has no ability to influence the stocks that compose the Index, or any aspect of weighting or rebalancing the Index.  The WIG20 Index is maintained by the Warsaw Stock Exchange, and is completely independent of the Fund.  The Index currently includes common stocks of twenty companies operating in Poland which are considered “large cap” stocks traded on the Warsaw Stock Exchange.  The companies whose stocks comprise the Index have been selected by the Index provider as the most liquid and largest capitalized publicly traded companies operating in Poland.  The Index is designed to represent all industries whose stocks trade on the Warsaw Exchange, and is not designed to be concentrated in any industry sector, but may be concentrated in a particular industry from time to time.  The market capitalization of the companies in the Index ranges from approximately U.S. $864 million to U.S. $15.3 billion, with a median weighted capitalization of U.S. $3.2 billion, which may be considered significantly smaller than what might be considered large capitalization in the United States securities markets.  For more information about the Index and the companies included in the Index, see the Statement of Additional Information, and our website at DMSFunds.com.

Primary Risks

An investment in the Fund could lose money over short or even long periods.  You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets.  The Fund’s performance could be hurt by:

•

Non-diversified fund status.  Under the United States Investment Company Act of 1940 (the “1940 Act”), the Fund has elected to be classified as a “non-diversified” fund.  To be a “diversified” fund under the 1940 Act, 75% of a fund’s total assets must be invested so that no more than 5% of such a fund’s assets may be invested in one stock, nor may such a fund own more than 10% of the outstanding securities of any one issuer.  Since there are only twenty stocks in the Index, the Fund may often have investments in one or more stocks that are greater than 5% of the Fund. From time to time.  Generally speaking, a diversified investment portfolio (spread among many investments with no substantial concentration in any one investment) is not as risky as a non-diversified portfolio.

•

General stock market risk, which is the chance that stock prices overall will decline.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  All stock market investments, even in the most diversified and established markets, such as the United States, are always subject to decline.

•

Emerging markets risk.  The United States securities market is considered an established market, whereas the stock markets of rapidly developing countries, such as Poland, may be considered emerging markets.  While all markets can decline and all markets can achieve gains, emerging markets that are composed of companies that are typically smaller and younger than companies in more established markets may be considered more volatile and riskier than established markets.

•

Single country (Poland) risk, which is the chance that extraordinary events - such as political upheaval, financial troubles, or natural disasters - will adversely affect the value of securities issued by companies in individual foreign countries or regions.  Because the Fund will invest all of its assets in securities of companies located in only one country, Poland, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that country.  The Fund is not aware of any particular risk that is specific to Poland.  The risk of extraordinary events, however, may be considered to be greater in a single country like Poland as compared to the United States.  Such events could include nationalization of corporate assets, restrictions on or intervention in international trade, confiscatory taxation, political upheaval, military action, civil war, or other social unrest.  In addition, the economy of Poland is highly related to the economy of Europe as a whole, and some members of the European Union have been struggling due to large government debt and high unemployment, which affects the strength of the European Union and the Euro as a currency.  The Polish currency is the Zloty, which is the primary currency of the companies in which the Fund will invest.  The Zloty can be more volatile than the Euro, which would constitute the currency of the major trading partners of the Fund’s portfolio companies, and the exchange rate of the Zloty into Euros or U.S. dollars will affect the businesses of those portfolio companies, which may then affect their stock prices.  Thus, the Fund’s investments in Polish stocks should be considered to be riskier than U.S. stock investments.  The prices of Polish stocks and the prices of U.S. stocks have, at times, moved in opposite directions.  In addition, the Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

•

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. Dollars, will decrease because of unfavorable changes in currency exchange rates.  All of the Fund’s investments are foreign investments, and the exchange rate between the U.S. Dollar and the Polish Zloty will directly affect the value of the Fund’s investments.

•

New Fund risk.  The Fund was recently created, has little operating history. The Trustees and officers of the Fund, and the investment adviser and portfolio manager of the Fund, have minimal experience in operating a mutual fund.  While the investment adviser and portfolio manager will not be making any investment decisions for the Fund (because the Fund will invest all its assets by simply replicating the Index), the management of the Fund, due to inexperience, may not operate the Fund as efficiently and professionally as a more experienced team might.

Performance

The Fund does not yet have performance results for a full calendar year of operations. Updated performance information is available on our website at DMSFunds.com, or by calling toll free at 855-367-4900.  Please remember, however, that past performance of the Fund is no guarantee of future returns.

MANAGEMENT

Investment Advisor

DMS Advisors, Inc.

Portfolio Manager

Peter R. Kohli ChFC, CEO of DMS Advisors.  He has managed the Fund since its inception in July 2013.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares online through our website (DMSFunds.com), by mail through our service provider (Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio, 44147), or by telephone (855-367-4900).  The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Class A Shares
To open and maintain an account	$1,500 to open; $1,000 to maintain
To add to an existing account	$100 (other than by Automatic Investment Plan, which has no established minimum) Class I Shares

Class I Shares are limited to client accounts of registered investment advisers and certain other financial firms as approved by the Fund.  Class I Shares have a minimum account size of $100,000.  Additions must be $100 or more.

TAX INFORMATION

The Fund itself will not be taxed under U.S. tax laws, but the Fund’s distributions to shareholders will be taxable as ordinary income or capital gain (except, of course, for shareholders that are not subject to taxes, such as IRAs, 401Ks, etc.).

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTING IN INDEX FUNDS

What Is Indexing?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or “index.”  An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market.  There are many types of indices.  Some represent entire markets - such as the U.S. stock market or the U.S. bond market.  Other indices cover market segments - such as small-capitalization stocks, or a particular industry - such as telecommunications.

An index fund can hold all, or a representative sample, of the securities that make up its target index.  (In the case of the Fund, the Fund will hold all the stocks in the WIG20 Index, in exactly the same weightings as the Index.)  Index funds attempt to mirror the performance of the target index, for better or worse.  However, an index fund does not always perform exactly like its target index.  For example, like all mutual funds, index funds have operating expenses and transaction costs.  Market indices do not, and therefore, will usually have a slight performance advantage over funds that track them.  In addition, since any index is not a true managed portfolio but only a mathematical fiction comprised of the prices of the stocks in the index, an index fund trying to mimic an index will always have some timing issue where 100% of the assets of the fund cannot be invested in the stocks of the index, because investments came into the fund after the time that stocks could be purchased, etc.

Index funds typically have the following characteristics:

•

Variety of investments.  Many index funds invest in the securities of a wide variety of companies and industries.  This depends, of course, on the applicable index; there are many indices that are sector specific, or are otherwise narrowly drawn.  In the case of the Fund, the WIG20 Index is very limited and specific (i.e, only twenty companies in Poland).  Thus, while well-known indices such as the S&P 500 are invested in 500 stocks covering a broad spectrum of U.S. business, the Fund is limited to (currently) twenty stocks in Poland.  Although the Fund is an Index fund, the particular Index is extremely narrow and concentrated.

•

Relative performance consistency.  Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.  If an index fund were able to perfectly and precisely match the applicable index, the index fund would always have a lower performance return than the index, because the index fund has expenses, and an index does not.

MORE ON THE FUND

This prospectus describes the primary risks you would face as a Fund shareholder.  It is important to keep in mind one of the main axioms of investing:  the higher the risk of losing money, the higher the potential reward.  The reverse, also, is generally true:  the lower the risk, the lower the potential reward.  As you consider an investment in any mutual fund, you should take into account your personal tolerance for fluctuations in the securities markets.  Throughout this Prospectus, there is detailed information about the more significant risks that you would confront as a Fund shareholder.  To highlight terms and concepts important to mutual fund investors, we have provided explanations along the way.  Reading the Prospectus may help you decide whether a Fund is the right investment for you.  We suggest that you keep this Prospectus for future reference.

Share Class Overview

This Prospectus offers the Funds’ Class A and Class I Shares, which are the only share classes offered by this Fund at this time.  The Fund may offer additional share classes in the future, to accommodate purchasers having different needs.  Additional share classes may be offered by this Prospectus (as revised in the future) or by separate Prospectuses.

All share classes that may be offered by the Fund will have the same investment objective, strategies, and policies.  However, different share classes may have different expenses and different sales charge structures; as a result, their investment performances will differ.

Costs of Investing

Costs are an important consideration in choosing a mutual fund.  That’s because you, as a shareholder, pay a proportionate share of the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities.  These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves.  Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund’s performance.  In addition, the sales charge paid when buying Class A Shares of the Fund will reduce the amount of investment in the Fund.

The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective.  The Fund’s board of trustees, which oversees the Fund’s management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.  Note that in the case of this Fund, the investment objective is fundamental and cannot be changed without a shareholder vote.  The Fund’s investment objective is to replicate the WIG20 Index, by investing all, or substantially all, of the Fund’s assets in the stocks that comprise the Index, in the same weightings as used in the Index.

Market Exposure

The DMS Poland Large Cap Index Fund invests all, or substantially all, of its assets in the stocks included in the WIG20 Index.  As discussed elsewhere in this Prospectus, the Index currently is composed of only twenty stocks, all issued by companies operating in Poland.  Thus, the Fund is not invested in broad securities markets generally, and is entirely subject to the market for these stocks in Poland.  The Fund does not ever intend to invest in money market instruments or other investments for “defensive” purposes; the Fund will remain fully invested in the Index during both up and down markets.  The Fund may typically have a small amount of liquid money market cash amounts for operational reasons, such as to accommodate new investments in the Fund before the monies can be invested in the Index, and to accommodate expected expenses and redemption requests.  In addition, if the Fund is prevented from buying stocks of the Index due to some market shutdown or other event beyond the control of the Fund, the Fund will invest any cash on hand in money market instruments.  Any cash that is invested in the money markets will not, of course, be able to replicate the return of the Index for the applicable period.

About International Investing

U.S. investors who invest abroad will encounter risks not typically associated with U.S. companies, because foreign stock and bond markets operate differently from the U.S. markets.  For instance, foreign companies are not subject to the same accounting, auditing, and financial-reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms.  In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States.  These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.

The Fund is subject to stock market risk, which is the chance that stock prices overall will decline.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  The Fund’s investments in Polish stocks can be riskier than U.S. stock investments.  The prices of Polish stocks and the prices of U.S. stocks have, at times, moved in opposite directions.  In addition, the Fund’s target index is, by definition, focused (concentrated) in stocks of a particular group of companies:  large cap entities in Poland.  The Fund has no input or control over the stocks that comprise the Index.

To illustrate the volatility of Polish stock prices, the following table shows the average annual total returns over various periods as measured by the WIG20 Index, the only available index of market activity for large cap companies in Poland.  (Total returns consist of dividend income plus change in market price.)  Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio (such as the Fund) would incur, including all the expenses of operating a mutual fund.  The WIG20 Index began on April 16, 1994, with a base value of 1,000.  Since its inception, its lowest value was 577 in March, 1995, and its highest value was 3940 in October, 2007. It closed on December 31, 2013 at__.

WIG20 Index Average Annual Returns for the Period Ending December 31, 2013

1 Year	5 Years
19.11%	7.84%

These average annual returns reflect past performance of just the Polish large cap stocks in the Index; you should not regard them as an indication of future performance of foreign markets as a whole, the Polish stock market as a whole, stock markets generally, or the Fund in particular.

The Fund is subject to country/regional risk and currency risk.  Country/regional risk is the chance that world events — such as political upheaval, financial troubles, or natural disasters — will adversely affect the value of securities issued by companies in foreign countries or regions.  Because the Fund invests all of its assets in securities of companies located in just the country of Poland, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Currency risk is the chance that the value of a foreign investment, measured in U.S. Dollars, will decrease because of unfavorable changes in currency exchange rates.  Country/regional risk and currency risk are especially high in emerging markets.

DMS POLAND LARGE CAP INDEX FUND – INFORMATION AND RISKS

The DMS Poland Large Cap Index Fund is the fourth series of The DMS Funds, which has been organized as a Pennsylvania business trust.  The DMS Funds family, and the individual DMS Poland Large Cap Index Fund, is a United States investment company, registered as such with the SEC.  The Fund, however, will be investing all or substantially all its assets in stocks of Polish companies.  The Fund will initially be marketed and sold to U.S. investors only.

The Fund invests all, or substantially all, of its assets in the stocks held in the WIG20 Index.  By definition, all stocks held in the Index are issued by companies that are based in Poland.  Because the Index is limited to Polish stocks only, it can be considered more volatile than an index that would be regional or global in composition.  By design, only twenty stocks comprise the Index, and the companies issuing those stocks had an asset-weighted median market capitalization of approximately $3.2 billion.  The stocks that are included in the Index are selected solely by the Index sponsor, the Warsaw Stock Exchange.  Neither the Fund nor the adviser to the Fund has any ability to affect the stocks that comprise the Index, or the weightings thereof.  The stocks selected to be in the Index come from only the largest publicly traded companies in Poland based on market capitalization.  While no industry focus is intended, concentration could occur if the largest public companies all happen to be in the same industry.  The Index is re-balanced periodically at the sole discretion of the Index sponsor.  In the last several years, the Index was re-balanced four times per year.

The DMS Poland Large Cap Index Fund is subject to investment style risk, which is the chance that returns from Polish large cap stocks will trail returns from global stock markets.  Historically, non-U.S. stocks have been more volatile in price than the large-cap stocks that dominate the U.S. markets, and they often perform quite differently.  In addition, the Index is limited to large cap stocks in Poland, and the market for such stocks alone can be more volatile than the market for stocks of all capitalization levels, whether in Poland or any market. Finally, several of the stocks in the Index would be considered small-cap stocks by U.S. standards, even though large cap for Poland, and small-cap stocks are generally considered to be more volatile than mid-cap and large-cap stocks.

The DMS Poland Large Cap Index Fund is also subject to emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets.

Foreign Law and Regulatory Risk

The Fund intends to invest all its assets in securities comprising the Index, which is composed solely of companies in Poland.  Therefore, the Fund is expected to be invested in stocks foreign to the United States at all times.  Because the Fund will invest in Polish stocks, certain of the laws of Poland will directly apply to the Fund, even though the Fund is registered with the SEC as a United States investment company, or mutual fund.  For example, the Fund will be required to purchases Polish stocks through brokers licensed under Polish securities laws, not U.S. securities laws.  In addition, Polish laws will apply directly to the Polish companies whose stocks the Fund will buy, and those laws may affect the Fund’s holdings of those stocks (such as with respect to shareholder voting rights and corporate governance generally).

Security Selection

The Fund uses the replication method of investing, meaning that the Fund will generally hold the same stocks as those in its target index, and as closely as possible in the exact same proportions.

The Fund, in most cases, will obtain economic exposure to stocks of its target index (component securities) by investing directly in common stocks.  However, the Fund reserves the right to obtain economic exposure to component securities indirectly by purchasing depositary receipts of the component securities.  Depositary receipts are securities that are listed on exchanges or quoted in over-the-counter markets in one country, but represent shares of issuers domiciled in another country.  Generally, the Fund will hold depositary receipts only when the advisor believes that the Fund would benefit from holding the depositary receipt, rather than the underlying component security.  The Fund might opt to hold depositary receipts if the foreign market in which a stock trades does not provide adequate protection to the rights of foreign investors or if government regulators place restrictions on the free flow of capital or currency.  The Fund treats depositary receipts that represent interests in component securities as component securities for purposes of any requirements related to the percentage of component securities held in the Fund’s portfolio.

Other Investment Policies and Risks

The Fund intends to invest only in the stocks of the Index, it does not intend to make any other kinds of investments.  The Fund reserves the right to substitute a different index for the Index if the current Index is discontinued, if the Fund’s licensing agreement with the sponsor of the Index is terminated, or for any other reason determined in good faith by the Fund’s board of trustees.  In any such instance, the substitute index that may be selected would be chosen based upon its abilities to measure the same market segment as the current Index.

The Fund may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, all of which are types of derivatives.  Generally speaking, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold, oil, or wheat), or a market index (such as the S&P 500 Index).  Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes.  The Fund will not use derivatives for speculation or for the purpose of leveraging (magnifying) investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are a type of derivative, in order to maintain the same currency exposure as its respective index.  A forward foreign currency exchange contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future.  In other words, the contract guarantees an exchange rate on a given date.  These contracts, however, would not prevent the Fund’s securities from falling in value during foreign market downswings.  The Fund may use these contracts to gain currency exposure when investing in stock index futures and to settle trades in a foreign currency.

Cash Management

The Fund’s daily cash balance may be invested in one or more U.S. money market funds, which will be selected by the Advisor from time to time.  If the Fund is invested in a money market fund, it will bear a proportionate share of the underlying expenses of the money market fund in which it invests, on the same basis as all other investors in such money market fund.

Temporary Investment Measures

The Fund does not intend to temporarily depart from its normal investment policies and strategies.  The Fund intends to be 100% invested in the Index at all times, regardless of whether the Index is expected by market commentators to go up or down.  There may be times when not all of the cash of the Fund may be invested in the Index, as might be the case when the Fund receives large cash inflows that it cannot practically invest immediately.

Account Service Fees

A small account service fee of $20 per year applies to certain Fund accounts whose balances are less than $1,000.  This fee will be assessed once a year against an account whose balance falls below $1,000 for any reason, including partial withdrawals, investment decline, or currency fluctuations.  This fee will be waived for accounts that have made a valid election to receive all account statements, reports, and other information electronically.

Frequent Trading or Market-Timing

Background.  Some investors try to profit from strategies involving frequent trading of mutual fund shares, such as market-timing.  For funds holding foreign securities, investors may try to take advantage of an anticipated difference between the price of the fund’s shares and price movements in overseas markets, a practice also known as time-zone arbitrage.  Investors also may try to engage in frequent trading of funds holding investments such as small-cap stocks and high-yield bonds.  As money is shifted into and out of a fund by a shareholder engaging in frequent trading, a fund incurs costs for buying and selling securities, resulting in increased brokerage and administrative costs.  These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs.  In addition, frequent trading may interfere with an advisor’s ability to efficiently manage the fund.

Policies to Address Frequent Trading.  The DMS Funds do not knowingly accommodate frequent trading.  The board of trustees of the Fund has adopted policies and procedures reasonably designed to detect and discourage frequent trading and, in some cases, to compensate the fund for the costs associated with it.  Although there is no assurance that the Advisor will be able to detect or prevent frequent trading or market-timing in all circumstances, the following policies have been adopted to address these issues:

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The Fund reserves the right to reject any purchase request — including exchanges from other DMS funds — without notice and regardless of size.  For example, a purchase request could be rejected because of a history of frequent trading by the investor or if the Advisor determines that such purchase may negatively affect a fund’s operation or performance.

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The Fund generally prohibits an investor’s purchases or exchanges into a fund account for 30 calendar days after the investor has redeemed or exchanged out of that fund account.

The Fund, in determining its net asset value, will, when appropriate, use fair-value pricing, as described in the Share Price section.  Fair-value pricing may reduce or eliminate the profitability of certain frequent-trading strategies.

Do not invest with DMS Funds if you are a market-timer.

Turnover Rate

Although the Fund normally seeks to invest for the long term, the Fund may sell securities regardless of how long they have been held.  Generally, index-oriented funds sell securities only in response to redemption requests from the Fund or changes in the composition of a target index.  Because of this, the turnover rate for the Fund is normally expected to be very low.  A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.  The Fund has only a short period of historical data from inception at July 31, 2013 through the fiscal year end at September 30, 2013, for which period the Fund’s turnover rate was 0%, because the Fund was not invested in the Index fully until after September 30.  By contrast, the WIG20 Index had a turnover of __% for the calendar year 2013.  (This turnover rate is not directly comparable, as it does not include redemption requests that the Fund would have in the normal course of business.)

General Information About Turnover Rate

Before investing in a mutual fund, you should review its turnover rate.  This gives an indication of how transaction costs, which are not included in the fund’s expense ratio, could affect the fund’s future returns.  In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return.  Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income.

THE FUNDS AND THE ADVISOR

The Fund is a member of The DMS Funds, an investment company group formed in 2012 that intends to concentrate on index funds that apply to a specific country, region, or sector.  The DMS Poland Large Cap Index Fund has selected DMS Advisors, Inc. as the investment adviser for the Fund.  The Fund pays an investment management fee to DMS Advisors, Inc., from which fees the Advisor pays its operating expenses.  In addition, the Fund pays its own separate expenses associated with administrative services and business operations, such as personnel, office space, equipment, and advertising.

The Advisor also provides marketing services to The DMS Funds.  The shareholders and the Funds do not pay any marketing or other costs to the Advisor.

Investment Advisor

DMS Advisors, Inc. (“DMS” or the “Advisor”), is located at 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.  DMS serves as advisor to the Funds.  DMS manages the Funds in exchange for a management fee, subject to the supervision and oversight of the trustees and officers of the Funds.  DMS was registered with the SEC as an investment adviser in 2012.

The board of trustees of the Fund, including a majority of the disinterested trustees, approved the Fund’s investment advisory agreement with DMS, and will review and vote on whether or not to approve the agreement each year.  A discussion regarding the basis of the decision by the trustees to approve the agreement will be contained in the Fund’s annual or semi-annual report to shareholders.  The agreement provides that the Fund will pay the Advisor a fee equal to 0.75% of the Net Asset Value of the Fund.  No fees have yet been paid to the Advisor.  The Advisor has agreed to waive its fees, and/or to directly pay the expenses or reimburse the Fund as necessary, to keep the Fund’s operating expenses at or below 1.41% (for Class A Shares), and 1.16% (for Class I Shares) through at least June 30, 2015, and thereafter, until such time as all The DMS Funds (including all series and all share classes) reach an aggregate $30 million in net assets.

DMS’ investment management is overseen by:

Peter R. Kohli, Chief Executive Officer and Chief Investment Officer of DMS.  As Chief Investment Officer, he is responsible for the oversight of the investment management activities of DMS, and is also the manager primarily responsible for the day-to-day management of the Fund.  At this time, DMS serves as investment manager to The DMS Funds, and does not manage any individual accounts or any actively managed funds or portfolios.  Mr. Kohli is a registered representative of Trustmont Financial Group, a registered broker dealer and member of FINRA.  Mr. Kohli has been engaged in the securities business on a full time basis for the last fifteen years, and prior thereto on a part time basis.  He received the Chartered Financial Consultant designation from The American College, and holds a Bachelor’s degree in Mathematics from the Open University, England.

The Statement of Additional Information provides information about each portfolio manager’s compensation, other accounts under management, and ownership of shares of the Funds.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Fund Distributions

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any net capital gains realized from the sale of its holdings.  Distributions generally occur annually in December.  You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

From time to time, a Fund may pay out higher-than-expected distributions.  That’s because, as an index fund, it must adjust its holdings to reflect changes in its target index.  In some cases, such changes may force an index fund to sell securities that have appreciated in value, thereby realizing a capital gain that must be distributed to shareholders.  A security may move out of an index for a number of reasons, including a merger or acquisition, a substantial change in the market capitalization of the issuer, or other change made solely by the creator of the WIG20 Index, over which changes the Advisor has no control.

General Information About Distributions

As a shareholder, you are entitled to your portion of a fund’s income from interest and dividends as well as capital gains from the fund’s sale of investments.  Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments.  Capital gains are realized whenever the fund sells securities for higher prices than it paid for them.  These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.

Basic Tax Points

The Fund will send you a statement each year showing the tax status of all your distributions.  In addition, investors in taxable accounts should be aware of the following basic federal income tax points:

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Distributions are taxable to you whether or not you reinvest these amounts in additional Fund shares.

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Distributions declared in December — if paid to you by the end of January — are taxable as if received in December.

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Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income.  If you are an individual and meet certain holding-period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the Fund.

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Any distributions of net long-term capital gains are taxable to you as long-term capital gains, no matter how long you’ve owned shares in the Fund.

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Capital gains distributions may vary considerably from year to year as a result of the Funds’ normal investment activities and cash flows.

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A sale or exchange of Fund shares is a taxable event.  This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

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Any conversion between classes of shares of the same fund is a nontaxable event.  By contrast, an exchange between classes of shares of different funds is a taxable event.

Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that the Fund receives on foreign securities.  You may qualify for an offsetting credit or deduction under U.S. tax laws for any amount designated as your portion of the Fund’s foreign tax obligations, provided that you meet certain requirements.  See your tax advisor or IRS publications for more information.

This prospectus provides general tax information only.  If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.  Please consult your tax advisor for detailed information about any tax consequences for you.

General Information:  “Buying a Dividend”

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes.  This is known as “buying a dividend.”  For example:  On December 15, you invest $5,000, buying 250 shares for $20 each.  If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).  You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received - even if you reinvest it in more shares.  To avoid “buying a dividend,” check a fund’s distribution schedule before you invest.

GENERAL INFORMATION

Backup withholding.  By law, the Fund must withhold 28% of any taxable distributions or redemptions from your account if you do not:

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Provide us with your correct taxpayer identification number;

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Certify that the taxpayer identification number is correct; and

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Confirm that you are not subject to backup withholding.

Similarly, the Fund must withhold taxes from your account if the IRS instructs us to do so.

Foreign investors.  The Fund is generally not sold outside the United States.

Invalid addresses.  If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest the distribution and all future distributions until you provide us with a valid mailing address.  Reinvestments will receive the net asset value calculated on the date of the reinvestment.

Share Price

Share price, also known as net asset value (NAV), is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time.  Each share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund Shares outstanding for that class.  On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.  However, on those days the value of the Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.  At this time, the holidays on which the New York Stock Exchange is closed are New Year’s Day, Martin Luther King Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  (Depending on the day of the week that such holidays fall, the NYSE may close early on the day before such holiday, but will be open for business at least half a day.)  Even though the Fund’s investments will be composed entirely of stocks of Polish companies, the Fund will conduct normal operations based on the U.S. securities markets, and will not open or close based on holidays in Poland.

Stocks held by the Fund are valued at their market value when reliable market quotations are readily available.  Certain short-term debt instruments used to manage the Fund’s cash may be valued on the basis of amortized cost.  The values of the foreign securities held by the Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.  The values of any mutual fund shares held by the Fund are based on the NAVs of the shares.  The values of any ETF or closed-end fund shares held by the Fund are based on the market value of the shares.

When the Fund determines that market quotations either are not readily available or do not accurately reflect the value of a security, the security is priced at its fair value (the amount that the owner might reasonably expect to receive upon the current sale of the security).  The Fund also will use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded.  This most commonly occurs with foreign securities, which may trade on foreign exchanges that close many hours before the Fund’s pricing time.  (4 p.m. New York time may be 9:00 p.m. Warsaw time, depending upon daylight savings time.)   Intervening events might be company-specific (e. g., earnings report, merger announcement), or country-specific or regional/global (e. g., natural disaster, economic or political news, act of terrorism, interest rate change).  Intervening events include price movements in U.S. markets that are deemed to affect the value of foreign securities.

Fair-value prices are determined by the Fund according to procedures adopted by the board of trustees.  When fair-value pricing is employed, the prices of securities used by the Fund to calculate the NAV may differ from quoted or published prices for the same securities.

The Fund’s share prices are published daily on our website at DMSFunds.com.

INVESTING WITH DMS FUNDS

This section of the Prospectus explains the basics of doing business with the DMS Funds.  Be sure to carefully read each topic that pertains to your relationship with DMS.  The DMS Funds reserve the right to change the following policies, without notice to shareholders.  Please call or check online for current information.

Each fund you hold in an account is a separate “fund account.”  For example, if you hold shares in a nonretirement account titled in your own name, shares in a nonretirement account titled jointly with your spouse, and shares in an individual retirement account, you have three fund accounts.  Note that each reference to “you” in this Prospectus applies to any one or more registered account owners or persons authorized to transact on your account.

Sales Charges

The Class A Shares of the Fund offered by this Prospectus are sold with a “sales charge.”  The amount of the sales charge you pay each time you buy Class A Shares differs depending on the amount you invest, and may be reduced or eliminated for larger purchases as indicated below.  The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment.  (For example, an investment of $10,000 will have a 5% sales charge, or $500, which will be deducted from the total, leaving $9,500 to be invested in the Fund.)  Class A Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

The sales charges for the Class A Shares are as follows:

Amount of Investment:	Sales Charge as a % of: Offering Net Amount Price: Invested:		Dealer Commission as a % of Offering Price:
Less than $50,000	5.0%	5.26%	4.5%
$50,000 to $99,999	4.5%	4.71%	4.0%
$100,000 to $249,999	3.5%	3.63%	3.0%
$250,000 to $499,999	2.5%	2.56%	2.0%
$500,000 to $749,999	1.5%	1.52%	1.0%
$750,000 to $999,999 $1,000,000 and more and	1.0%	1.01%	0.75%
certain other investments	None	None	See below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages in the above table due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding will vary with the size of the investment and the net asset value of the shares.

For purchases above $1,000,000 or otherwise not subject to a sales charge, the Advisor may pay to dealers a commission of up to 1%.  The Fund may reimburse the Advisor for these payments through its plans of distribution.  See “Plans of Distribution” below.

Sales Charge Reduction and Waivers

Certain investors are entitled to a reduction or a waiver of sales charges.  In order to be sure that you are charged the least amount of any sales charge, you must tell your broker or other intermediary that you qualify for a reduction or waiver, or that you believe you may be eligible, so that the appropriate sales charge may be applied to your investment.

Investors who are employees or agents of the Fund, the Adviser, any related entity, or any service provider to the Fund, are exempt from all initial sales charges, regardless of the amount of investment. Investors who are not employees or agents are entitled to “aggregate” their purchases among immediate family members to reduce the sales charge that would otherwise be applicable.  Spouses and children under age 22, or children over 21 but still sharing the same household, are considered immediate family for this purpose.  All investments by all members of an immediate family may be combined to satisfy the higher investment thresholds set forth in the table above to qualify for a lower sales charge. In addition, investments made by certain trust accounts, family controlled businesses, and single participant retirement plans or IRAs may also be aggregated to qualify for lower sales charges.  As of the date of this Prospectus, the Fund is one of only three series funds in The DMS Funds family.  The DMS Funds intends, however, to offer additional series in the future.  All investments in any fund that is part of The DMS Funds family are eligible to be aggregated for purposes of reducing the sales charge applicable to the Class A Shares.

Aggregation of investments can be confusing.  In addition, the Fund may offer waivers or reductions to specific types of purchasers, investors who are members or affiliates of specific charitable or other organizations, or other categories of investors from time to time.  You are encouraged to contact the Fund, or its administrator at 855-367-4900, to inquire whether a reduction or waiver may apply to you.  The Fund’s website at DMSFunds.com will also contain updated information about sales charge waivers that may be applicable to certain investors.

Investors who invest through an account managed by a U.S. registered investment adviser are entitled to purchase Class I Shares, which do not have any sales charges.  In connection with such investment advisory accounts, the Fund may require the customer’s advisory firm to adhere to certain administrative rules, such as minimum purchase requirements in excess of retail customers, and may require such advisory firms to sign administration agreements with the Fund to enable their customers to purchase Class I Shares without a sales charge.  The minimum investment for Class I Shares is $100,000.  Other restrictions and requirements for Class I Shares may be adopted by the Fund at any time, and the Fund may expand the types of customers who may qualify to purchase Class I Shares.

Plans of Distribution

The Fund has established a plan of distribution, or “12b-1 plan,” for the Class A Shares.  The plan may be used to finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the Board of Trustees.  The plan provides for payments, based on an annualized rate of up to 0.25% of average daily net assets of the Class A Shares.  This entire amount may be used to pay service fees to qualified dealers for providing certain shareholder services.  Any amounts not paid to dealers may be used for distribution expenses as authorized by the Board of Trustees, in accordance with guidance issued by the SEC from time to time.  The estimated 12b-1 fees expected to be paid are indicated in the Annual Fund Operating Expenses table under “Risk/Return Summary” at the beginning of this Prospectus.  Since these fees are paid out of the Fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment.  There is no 12b-1 plan for Class I Shares.

Purchasing Shares

The Fund reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a fund account, or to add to an existing fund account.

Investment minimums may differ for certain categories of investors.

Account Minimums

Class A:

To open an account:  $1,500.  To maintain an account:  $1,000.

Class I:

To open and maintain an account: $100,000.

Add to an existing account:  $100 (other than by Automatic Investment Plan, which has no established minimum).

How to Initiate a Purchase Request

Be sure to check Exchanging Shares, Frequent-Trading Policy, and Other Rules You Should Know before placing your purchase request.

Online.  You may open certain types of accounts, request a purchase of shares, and request an exchange (the purchase of shares of one DMS Fund using the proceeds of a simultaneous redemption of shares of another DMS Fund) through our website at DMSFunds.com if you are a registered user.

By telephone.  You may call the DMS Funds (855-367-4900) to begin the account registration process or request that the account-opening forms be sent to you.  You may also call the Advisor to request a purchase of shares in your account.

By mail.  You may send to the DMS Funds service provider, Mutual Shareholder Services LLC, 8000 Towne Centre Drive, Suite 400, Broadview Heights, Ohio 44147, your account registration form and check to open a new fund account.  To add to an existing fund account, you may send your check with an Invest-by-Mail form (from your account statement), with a deposit slip (available online), or with a written request.  You may also send a written request to the Advisor to make an exchange.

How to Pay for a Purchase

By electronic bank transfer.  You may purchase shares of a DMS Fund through an electronic transfer of money from a bank account.  To establish the electronic bank transfer option on an account, you must designate the bank account online, complete a special form, or fill out the appropriate section of your account registration form.  After the option is set up on your account, you can purchase shares by electronic bank transfer on a regular schedule (Automatic Investment Plan) or from time to time.  Your purchase request can be initiated online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

By wire.  Wiring instructions vary for different types of purchases.  Please call the Advisor for instructions and policies on purchasing shares by wire.

By check.  You may send a check to make initial or additional purchases to your fund account.  Also see How to Initiate a Purchase Request:  By mail.  Make your check payable to DMS Funds and include the appropriate fund number (e. g., DMS Poland Large Cap Index Fund - 004).  For a list of Fund numbers, see the Statement of Additional Information, or see the complete current listing on DMSFunds.com.

By exchange.  You may purchase shares of a DMS Fund using the proceeds from the simultaneous redemption of shares of another DMS Fund.  You may initiate an exchange online (if you are a registered user of DMSFunds.com), by telephone, or by mail.  See Exchanging Shares.

Trade Date

The trade date for any purchase request received in good order will depend on the day and time the DMS Funds receives your request, the manner in which you are paying, and the type of fund you are purchasing.  Your purchase will be executed using the NAV as calculated on the trade date.  NAVs are calculated only on days that the New York Stock Exchange (NYSE) is open for trading (a business day).

For purchases by check, and for purchases by exchange or wire:  If the purchase request is received by the DMS Funds on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the purchase request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For purchases by electronic bank transfer using an Automatic Investment Plan:  Your trade date generally will be one business day before the date you designated for withdrawal from your bank account.

For purchases by electronic bank transfer not using an Automatic Investment Plan:  If the purchase request is received by the Fund on a business day before 4 p.m., Eastern time, the trade date generally will be that business day.  If the purchase request is received on a business day after 4 p.m., Eastern time, or on a nonbusiness day, the trade date will be the next business day following the day the Fund receives the request.

If your purchase request is not accurate and complete, it may be rejected.  See Other Rules You Should Know — Good Order.

For further information about purchase transactions, consult our website at DMSFunds.com.

Check purchases.  All purchase checks must be written in U.S. Dollars and must be drawn on a U.S. bank.  The Fund does not accept cash, traveler’s checks, or money orders.  In addition, the Fund may refuse “starter checks” and checks that are not made payable to DMS Funds.

New accounts.  We are required by law to obtain from you certain personal information that we will use to verify your identity.  If you do not provide the information, we may not be able to open your account.  If we are unable to verify your identity, we reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests.  The Fund reserves the right to stop selling fund shares or to reject any purchase request at any time and without notice.  This also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Large purchases.  Please call the Fund before attempting to invest a large dollar amount.

No cancellations.  The Fund will not accept your request to cancel any purchase request once processing has begun.  Please be careful when placing a purchase request.

Converting Shares

At the time of this Prospectus, the Fund only has two classes of shares, Class A and I.  It is possible that the Fund will have multiple classes of shares in the future.  Subject to eligibility requirements, shareholders may convert from one class to another.  When a conversion occurs, you receive shares of one class in place of shares of another class of the same fund.  At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted.  In other words, the conversion has no effect on the value of your investment in the fund at the time of the conversion.  However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the net asset values of the two share classes.

A conversion between share classes of the same fund is a nontaxable event.

Trade Date

The trade date for any conversion request received in good order will depend on the day and time the Fund receives your request.  Your conversion will be executed using the NAVs of the different share classes on the trade date.  NAVs are calculated only on days that the NYSE is open for trading (a business day).

For a conversion request received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  For a conversion request received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.  See Other Rules You Should Know.

Redeeming Shares

How to Initiate a Redemption Request

Be sure to check Exchanging Shares, Frequent-Trading Policy, and Other Rules You Should Know before placing your redemption request.

Online.  You may request a redemption of shares through our website at DMSFunds.com if you are a registered user.

By telephone.  You may call the Fund to request a redemption of shares.

By mail.  You may send a written request to the Fund’s service provider, Mutual Shareholder Services, to redeem from a fund account.

How to Receive Redemption Proceeds

By electronic bank transfer.  You may have the proceeds of a fund redemption sent directly to a designated bank account.  To establish the electronic bank transfer option on an account, you must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.  After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time.  Your redemption request can be initiated online, by telephone, or by mail.

By wire.  Wire redemptions generally are not available for the DMS Funds.  To establish the wire redemption option, you generally must designate a bank account online, complete a special form, or fill out the appropriate section of your account registration form.  Wire redemptions are subject to rules that may be adopted by the Fund from time to time, and will include some delay in payment to allow the Fund shares to be liquidated and converted to cash in order to fund the wire order.  The Fund will also charge a fee for any wire transfer of redemption proceeds, in addition to any fee that may be imposed your bank when receiving the wire.

By exchange.  You may have the proceeds of a DMS Fund redemption invested directly in shares of another DMS Fund. You may initiate an exchange online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

By check.  If you have not chosen another redemption method, the Fund will mail you a redemption check, generally payable to all registered account owners, normally within two business days of your trade date.

Trade Date

The trade date for any redemption request received in good order will depend on the day and time the Fund receives your request and the manner in which you are redeeming.  Your redemption will be executed using the NAV as calculated on the trade date.  NAVs are calculated only on days that the NYSE is open for trading (a business day).

For redemptions by check:  If the redemption request is received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

For redemptions by electronic bank transfer using an Automatic Withdrawal Plan:  Your trade date generally will be the date you designated for withdrawal of funds (redemption of shares) from your DMS Fund account.  Proceeds of redeemed shares generally will be credited to your designated bank account two business days after your trade date.  If the date you designated for withdrawal of funds from your DMS Fund account falls on a weekend, holiday, or other nonbusiness day, your trade date generally will be the previous business day.

For redemptions by electronic bank transfer not using an Automatic Withdrawal Plan:  If the redemption request is received by the Fund on a business day before the close of regular trading on the NYSE (generally 4 p.m., Eastern time), the trade date will be the same day.  If the redemption request is received on a business day after the close of regular trading on the NYSE, or on a nonbusiness day, the trade date will be the next business day.

If your redemption request is not accurate and complete, it may be rejected.  If we are unable to send your redemption proceeds by wire or electronic bank transfer because the receiving institution rejects the transfer, the Fund will make additional efforts to complete your transaction.  If the Fund is still unable to complete the transaction, we may send the proceeds of the redemption to you by check, generally payable to all registered account owners.  See Other Rules You Should Know — Good Order.

For further information about redemption transactions, consult our website at DMSFunds.com, or contact the Advisor.

Other Redemption Rules You Should Know

Documentation for certain accounts.  Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts.  Please call us before attempting to redeem from these types of accounts.

Potentially disruptive redemptions.  The Fund reserves the right to pay all or part of a redemption in kind — that is, in the form of securities — if we reasonably believe that a cash redemption would negatively affect the Fund’s operation or performance or that the shareholder may be engaged in market-timing or frequent trading.  Under these circumstances, the Fund also reserves the right to delay payment of the redemption proceeds for up to seven calendar days.  By calling us before you attempt to redeem a large dollar amount, you may avoid in-kind or delayed payment of your redemption.  Please see Frequent-Trading Policy for information about our policies to limit frequent trading.

Recently purchased shares.  Although you can redeem shares at any time, proceeds may not be made available to you until the Fund collects payment for your purchase.  This may take up to ten calendar days for shares purchased by check or by electronic bank transfer.

Address change.  If you change your address online or by telephone, there may be up to a 15-day restriction on your ability to request check redemptions online and by telephone.  You can request a redemption in writing at any time.  Confirmations of address changes are sent to both the old and new addresses.

Payment to a different person or address.  At your request, we can make your redemption check payable to a different person or send it to a different address.  However, this generally requires the written consent of all registered account owners and may require a signature guarantee or a notarized signature.  You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

No cancellations.  The Fund will not accept your request to cancel any redemption request once processing has begun.  Please be careful when placing a redemption request.

Emergency circumstances.  The DMS Funds can postpone payment of redemption proceeds for up to seven calendar days.  In addition, the DMS Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one DMS Fund to simultaneously purchase shares of a different DMS fund.  You can make exchange requests online (if you are a registered user of DMSFunds.com), by telephone, or by mail.

If the NYSE is open for regular trading (generally until 4 p.m., Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day.

Please note that the Fund reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

Exceptions to Frequent-Trading Policy

As indicated above under the section “DMS POLAND LARGE CAP INDEX FUND – INFORMATION AND RISKS – Policies to Address Frequent Trading” on page __, the board of trustees of each DMS Fund places certain limits on frequent trading in the funds.

The frequent-trading policy does not apply to the following:

•

Purchases of shares with reinvested dividend or capital gains distributions.

•

Transactions through DMS’s Automatic Investment Plan, Automatic Exchange Service, Direct Deposit Service, Automatic Withdrawal Plan, and Required Minimum Distribution Service.

•

Redemptions of shares to pay Fund or account fees.

•

Transfers and re-registrations of shares within the same fund.

•

Purchases of shares by asset transfer or direct rollover.

•

Conversions of shares from one share class to another in the same fund.

•

Section 529 college savings plans.

•

Certain approved institutional portfolios and asset allocation programs.

For participants in employer-sponsored defined contribution plans, the frequent-trading policy does not apply to:

•

Purchases of shares with participant payroll or employer contributions or loan repayments.

•

Purchases of shares with reinvested dividend or capital gains distributions.

•

Distributions, loans, and in-service withdrawals from a plan.

•

Redemptions of shares as part of a plan termination or at the direction of the plan.

•

Redemptions of shares to pay Fund or account fees.

•

Share or asset transfers or rollovers.

•

Re-registrations of shares.

•

Conversions of shares from one share class to another in the same fund.

Accounts Held by Institutions (Other Than Defined Contribution Plans)

The Fund will systematically monitor for frequent trading in institutional clients’ accounts.  If we detect suspicious trading activity, we will investigate and take appropriate action, which may include applying to a client’s accounts the thirty-day policy previously described on pages 12-13 and above, prohibiting a client’s purchases of fund shares, and/or revoking the client’s exchange privilege.

Accounts Held by Intermediaries

When intermediaries establish accounts in the DMS Funds for the benefit of their clients, we cannot always monitor the trading activity of the individual clients.  However, we review trading activity at the intermediary (omnibus) level, and if we detect suspicious activity, we will investigate and take appropriate action.  If necessary, DMS may prohibit additional purchases of fund shares by an intermediary, including for the benefit of certain of the intermediary’s clients.  Intermediaries also may monitor their clients’ trading activities with respect to the DMS Funds.

For those DMS Funds that charge purchase fees, intermediaries will be asked to assess purchase fees on client accounts and remit these fees to the Funds.  The application of purchase fees and frequent-trading policies may vary among intermediaries.  There are no assurances that DMS will successfully identify all intermediaries or that intermediaries will properly assess purchase fees or administer frequent-trading policies.  If you invest with the DMS Funds through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

OTHER RULES YOU SHOULD KNOW

Prospectus and Shareholder Report Mailings

The Fund attempts to eliminate the unnecessary expense of duplicate mailings by sending just one summary prospectus (or prospectus) and/or shareholder report when two or more shareholders have the same last name and address.  You may request individual prospectuses and reports by contacting our Client Services Department in writing, by telephone, or by e-mail.

DMSFunds.com

Registration.  If you are a registered user of DMSFunds.com, you can review your account holdings; buy, sell, or exchange shares of DMS Funds; and perform most other transactions online.  You must register for this service online.

Electronic delivery.  The DMS Funds can deliver your account statements, transaction confirmations, and shareholder reports electronically.  If you are a registered user of DMSFunds.com, you can consent to the electronic delivery of these documents by logging on and changing your mailing preference under “Account Profile.”  You can revoke your electronic consent at any time online, and we will begin to send paper copies of these documents within 30 days of receiving your revocation.

Telephone Transactions

Automatic.  When we set up your account, we’ll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

Proof of a caller’s authority.  We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the account.  Before we allow a caller to act on an account, we may request the following information:

•

Authorization to act on the account (as the account owner or by legal documentation or other means).

•

Account registration and address.

•

Fund name and account number, if applicable.

•

Other information relating to the caller, the account owner, or the account.

Good Order

We reserve the right to reject any transaction instructions that are not in “good order.”  Good order generally means that your instructions:

•

Are provided by the person(s) authorized in accordance with the Fund’s policies and procedures to access the account and request transactions.

•

Include the fund name and account number.

•

Include the amount of the transaction (stated in dollars, shares, or percentage).  Written instructions also must include:

•

Signature guarantees or notarized signatures, if required for the type of transaction.

•

Any supporting documentation that may be required.

The requirements vary among types of accounts and transactions.  For more information, consult our website at DMSFunds.com.

The DMS Funds reserve the right, without notice, to revise the requirements for good order.

Future Trade-Date Requests

The Fund does not accept requests to hold a purchase, conversion, redemption, or exchange transaction for a future date.  All such requests will receive trade dates as previously described in Purchasing Shares, Converting Shares, and Redeeming Shares.  The Fund reserves the right to return future-dated purchase checks.

Accounts With More Than One Owner

If an account has more than one owner or authorized person, the Fund generally will accept telephone or online instructions from any one owner or authorized person.

Responsibility for Fraud

The DMS Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so.  Please take precautions to protect yourself from fraud.  Keep your account information private, and immediately review any account statements or other information that we provide to you.  It is important that you contact the Fund immediately about any transactions or changes to your account that you believe to be unauthorized.

Uncashed Checks

Please cash your distribution or redemption checks promptly.  The Fund will not pay interest on uncashed checks.

Dormant Accounts

If your account has no activity in it for a period of time, the Fund may be required to transfer it to a state under the state’s abandoned property law.

Unusual Circumstances

If you experience difficulty contacting DMS online or by telephone, you can send us your transaction request by U.S. mail or by commercial delivery services (e.g., Fed Ex).

Investing With DMS Funds Through Other Firms

You may purchase or sell shares of the DMS Funds through a financial intermediary, such as a bank, broker, or investment advisor.  Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply.  Fees charged by such intermediaries, if any, are outside the control of DMS and are not part of the fee structure and expenses of the DMS Funds; they would be in addition to any fees charged by DMS.

Please see Frequent-Trading Policy — Accounts Held by Intermediaries for information about the monitoring of frequent trading for accounts held by intermediaries.

Account Service Fee

For most shareholders, the DMS Fund charges a yearly $20 account service fee on all fund accounts that have a balance below $1,000 for any reason, including market or currency exchange fluctuations.  The account service fee applies to both retirement and nonretirement fund accounts and will be assessed on fund accounts in all DMS Funds, regardless of a fund’s minimum initial investment amount.  The fee, which will be collected by redeeming fund shares in the amount of $20, will be deducted from a fund account only once per calendar year.

If you register on DMSFunds.com and elect to receive electronic delivery of statements, reports, and other materials for all of your fund accounts, the account service fee for balances below $1,000 will not be charged, so long as that election remains in effect.

The account service fee also does not apply to the following:

•

Accounts held through intermediaries.

•

Participant accounts in employer-sponsored defined contribution plans.  Please consult your enrollment materials for the rules that apply to your account.

•

Section 529 college savings plans.

Low-Balance Accounts

The Fund reserves the right to liquidate a fund account whose balance falls below the minimum initial investment for any reason, including market and currency exchange fluctuation.  This policy applies to nonretirement fund accounts and accounts that are held through intermediaries.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this Prospectus, the DMS Funds reserves the right, without notice, to (1) alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, conversion, service, or privilege at any time; (2) accept initial purchases by telephone; (3) freeze any account and/or suspend account services if the Fund has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if the Fund reasonably believes a fraudulent transaction may occur or has occurred; (4) temporarily freeze any account and/or suspend account services upon initial notification to the Fund of the death of the shareholder until the Fund receives required documentation in good order; (5) alter, impose, discontinue, or waive any purchase fee, redemption fee, account service fee, or other fees charged to a group of shareholders; and (6) redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the Fund believes to be suspicious, fraudulent, or illegal.  Changes may affect any or all investors.  These actions will be taken when, at the sole discretion of DMS Funds’ management, the DMS Funds reasonably believes they are deemed to be in the best interest of a fund.

Share Classes

DMS reserves the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class.

Fund and Account Updates

Confirmation Statements

We will send (or provide online, whichever you prefer) a confirmation of your trade date and the amount of your transaction when you buy, sell, exchange, or convert shares.  However, we will not send confirmations reflecting the reinvestment of dividend or capital gains distributions.  Promptly review each confirmation statement that we provide to you by mail or online.  It is important that you contact the Fund immediately with any questions you may have about any transaction reflected on a confirmation statement, or the Fund will consider the transaction properly processed.

Portfolio Summaries

We will send (or provide online, whichever you prefer) quarterly portfolio summaries to help you keep track of your accounts throughout the year.  Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, redemptions, exchanges, transfers, and conversions for the current calendar quarter.  Promptly review each summary that we provide to you by mail or online.  It is important that you contact the Fund immediately with any questions you may have about any transaction reflected on the summary, or the Fund will consider the transaction properly processed.

Tax Information Statements

For most accounts, we are required to provide annual tax Forms to assist you in preparing your income tax returns.  These Forms, which are generally mailed in January, will report the previous year’s dividends, capital gains distributions, proceeds from the sale of shares from taxable accounts, and distributions from IRAs and other retirement plans.  Registered users of DMSFunds.com can also view these Forms online.

Average-Cost Review Statements

For most taxable accounts, an average-cost review statement will accompany the annual Form 1099-B.  This statement shows the average cost of shares that you redeemed during the previous calendar year, using the average-cost single-category method, one of the methods established by the IRS and the only method used by the DMS Funds.  You may want to consult a tax professional to determine if a different method is best for you.

Annual and Semiannual Reports

The Fund’s fiscal year ends September 30.  We will send (or provide online, whichever you prefer) reports about the Fund twice a year, in May and November.  These reports include overviews of the financial markets and provide the following specific Fund information:

•

Performance assessments and comparisons with industry benchmarks.

•

Financial statements with listings of Fund holdings.

Portfolio Holdings

We generally post on our website at DMSFunds.com, in the Portfolio section of each Fund’s Portfolio & Management page, a detailed list of the securities held by the Fund, as of the end of the most recent calendar quarter.  This list is generally updated within 30 days after the end of each calendar quarter.  The DMS Funds may exclude any portion of these portfolio holdings from publication when deemed in the best interest of the Fund.  We also generally post the ten largest stock portfolio holdings of the Fund and the percentage of the Fund’s total assets that each of these holdings represents, as of the end of the most recent calendar quarter.  This list is generally updated within 30 calendar days after the end of each calendar quarter.  Please consult the Fund’s Statement of Additional Information or our website for a description of the policies and procedures that govern disclosure of the Fund’s portfolio holdings.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables that follow are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations from inception on July 31, 2013 through its fiscal year end on September 30, 2013. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by Sanville & Co., whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report to shareholders, a copy of which is available on the Fund’s website, and a shareholder or prospective shareholder may request that a copy of the Report be mailed to him by requesting such on the Fund’s website at DMSFunds.com, or by calling the Fund toll free at 855 367-4900.

DMS Poland Large Cap Index Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period
	Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.13)
Total from Investment Operations	(0.08)

Net Asset Value, at End of Period	$ 9.92

Total Return **	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	935.74%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(931.46)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.41%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.88%	(b)
Portfolio Turnover	0.00%	(c)

(a) The DMS Poland Large Cap Index Fund, Class A, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

DMS Poland Large Cap Index Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period
	Ended
	9/30/2013	(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.13)
Total from Investment Operations	(0.08)

Net Asset Value, at End of Period	$ 9.92

Total Return **	(0.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waiver
Ratio of Expenses to Average Net Assets	935.33%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(931.05)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.16%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	3.12%	(b)
Portfolio Turnover	0%	(c)

(a) The DMS Poland Large Cap Index Fund, Investor Class, commenced investment operations July 31, 2013.
(b) Annualized
(c) Not annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

GLOSSARY OF INVESTMENT TERMS

Active Management.  An investment approach that seeks to exceed the average returns of a particular financial market or market segment.  Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

Capital Gains Distribution.  Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

Cash Investments.  Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills and notes, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker’s acceptances.

Common Stock.  A security representing ownership rights in a corporation.  A stockholder is entitled to share in the company’s profits, some of which may be paid out as dividends.

Dividend Distribution.  Payment to mutual fund shareholders of income from interest or dividends generated by a fund’s investments.

Expense Ratio.  The percentage of a fund’s average net assets used to pay its expenses during a fiscal year.  The expense ratio includes management expenses (such as advisory fees, account maintenance, reporting, internal accounting, legal, and other administrative expenses); any 12b-1 distribution fees; and “other” expenses (usually fees paid to independent third parties, such as the fund’s custodian and auditor).  It does not include the transaction costs of buying and selling portfolio securities.

Float-Adjusted Index.  An index that weights its constituent securities based on the value of the constituent securities that are available for public trading, rather than the value of all constituent securities.  Some portion of an issuer’s securities may be unavailable for public trading because, for example, those securities are owned by company insiders on a restricted basis or by a government agency.  By excluding unavailable securities, float-adjusted indexes can produce a more accurate picture of the returns actually experienced by investors in the measured market.

Inception Date.  The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective.  For funds with a subscription period, the inception date is the day after that period ends.  Investment performance is measured from the inception date.

Median Market Capitalization.  An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock.  Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Mutual Fund.  An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

Passive Management.  A low-cost investment strategy in which a mutual fund attempts to track - rather than outperform - a specified market benchmark or “index;” also known as indexing.

Securities.  Stocks, bonds, money market instruments, and other investments.

Total Return.  A percentage change, over a specified time period, in a mutual fund’s net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

Volatility.  The fluctuations in value of a mutual fund or other security.  The greater a fund’s volatility, the wider the fluctuations in its returns.

WIG20 Index.  An index designed to measure the performance of the stocks of large capitalization companies that are located in the country of Poland.  At the time of this Prospectus, the Index is composed of twenty stocks, and the issuers of those stocks have a median capitalization of approximately US $3.2 billion.  The Warsaw Stock Exchange is the entity that created and maintains the Index.  The Fund has a license agreement with WSE, but the Fund has no input into the stocks that comprise the Index, or any other aspect of formulating or maintaining the Index.

WSE.  The WSE is the Warsaw Stock Exchange, the largest stock exchange in Poland.  The WSE is equivalent to the New York Stock Exchange in the United States.  The WSE created and maintains the Index used by the Fund, the WIG20 Index.

Yield.  Income (interest or dividends) earned by an investment, expressed as a percentage of the investment’s price.

[BACK COVER]

The DMS Poland Large Cap Index Fund

Class A Shares – DAPLX

Class I Shares – DIPLX

Prospectus Dated March 21, 2014

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.  The annual and semi-annual reports are available, without charge, upon request.  You may request the annual and semi-annual reports, as well as the current Statement of Additional Information for the Fund,  which SAI is incorporated by reference into this Prospectus, by contacting the Fund’s administrator at 855-367-4900, or by email request at info@dmsFunds.com.   In addition, these materials are also available on the Fund’s website, DMSFunds.com.  The website also contains a feature whereby shareholders or prospective shareholders may ask questions about the Fund.

In addition, information about the Fund, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. All filings made by the Fund, including the SAI and annual and semi-annual reports, is also available on the EDGAR Database on the SEC’s internet website at http://www.sec.gov.  Copies of this information may also be obtained, after payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-1520.

SEC ICA File No. 811-22706

DMS Poland Large Cap Index Fund

Class A Shares – DAPLX

Class I Shares - DIPLX

a series of

THE DMS FUNDS

Statement of Additional Information

March 21, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of DMS Poland Large Cap Index Fund (the “Fund” or “DMS”) dated  March 21, 2014.  You may obtain a prospectus, free of charge, from our website, DMSFunds.com, from your financial adviser, or by contacting us at the following address:

DMS Poland Large Cap Index Fund
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
855 367-4900

DMS Poland Large Cap Index Fund

Statement of Additional Information

HISTORY OF THE FUND

CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

FUND POLICIES

MANAGEMENT OF THE FUND

EXECUTION OF PORTFOLIO TRANSACTIONS

DISCLOSURE OF PORTFOLIO HOLDINGS

PRICE OF SHARES

TAXES AND DISTRIBUTIONS

PURCHASE AND EXCHANGE OF SHARES

SELLING SHARES

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

GENERAL INFORMATION

FINANCIAL STATEMENTS

HISTORY OF THE FUND

The DMS Poland Large Cap Index Fund (the “Fund”) is the fourth series of The DMS Funds.  The DMS Funds is a Pennsylvania business trust organized on March 28, 2012, and the Fund was created by action of the Board of Trustees.  The Fund is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”), and is categorized under the 1940 Act as an open-end management investment company that is “non-diversified” as defined in the Act.  The Fund has a very narrow investment objective, which is to replicate the WIG20 Index (the Poland Large Cap index), which is presently composed of twenty large cap stocks that trade on the Warsaw Stock Exchange.  Thus, the Fund should not be considered a diversified investment by itself.

The Fund has two classes of shares:

Class A:

DAPLX

Class I:

DIPLX

CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the Fund’s net assets unless otherwise noted.  This summary is not intended to reflect all of the Fund’s investment limitations.

General guideline

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The Fund is an index fund, and as such will always be invested 100% (or close to 100%) in the securities that comprise the Index.  In the case of this Fund, the Index is the WIG20 Index, which is the Poland Large Cap Index.  Neither the Fund nor the Adviser has any control over the securities that comprise the Index.  The composition of the Index and the weighting of the investments among the companies comprising the Index is strictly controlled by the creator/sponsor of the Index, which is the Warsaw Stock Exchange in Poland.  The Adviser will cause the Fund’s assets to be automatically invested in the stocks comprising the Index, without regard to any individual analysis of the stocks comprising the Index or the weightings of such stocks.

Equity securities

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The Fund will invest exclusively in equity-type securities such as common stocks and securities that are convertible into common stock, except on a temporary basis.

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The Fund may invest all of its assets in companies that do not pay a dividend.

Debt securities

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The Fund does not intend to invest in debt securities as a general matter, but may use debt instruments or money market fund securities on a temporary basis while awaiting permanent investments.

Investing outside the U.S.

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The Fund is designed to invest in stocks comprising the Index, and as such is expected to have 100% of its assets invested in securities of issuers located in Poland.  Accordingly, in the normal course of business, all the portfolio investments of the Fund will be companies domiciled outside the United States and are not included in American indices such as the Dow Jones Industrials or the S&P 500 Composite.

* * * *

As described above, the Fund intends to invest exclusively in the securities comprising the WIG20 Index, which by definition is composed of stocks of companies in Poland.  Thus, as these Polish stocks are not traded as broadly as most U.S. securities, the Fund may experience difficulty liquidating certain portfolio securities at times, especially during significant market declines or periods of heavy redemptions.

DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities – Equity securities represent an ownership position in a company.  Equity securities held by the fund typically consist of common stocks and may also include securities with equity or purchase rights.  The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.  For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.  Holders of equity securities are not creditors of the issuer.  As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt securities – Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money.  Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities.  Generally, the Fund will not invest in debt securities, except on a temporary basis, and most likely through money market mutual funds.

Securities with equity and debt characteristics – The fund may invest in securities that have a combination of equity and debt characteristics.  These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend.  Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics.  Such securities are normally at the bottom of an issuer’s debt capital structure.  As such, they may be more sensitive to economic changes than more senior debt securities.  These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities.  Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Investing outside the U.S. – By design, the Fund expects to be invested 100% in securities of companies in Poland.  Investing outside the United States may involve risks in addition to the general risk of investing in U.S. markets, including, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; and greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Additional costs could be incurred in connection with the Fund’s investment activities in Poland.  Brokerage commissions may be higher than comparable commissions in the United States, and the Fund will bear certain expenses in connection with its currency transactions.  Furthermore, the custodian costs for maintaining assets in Poland and other countries may be higher than comparable costs in the U.S.

Cash and cash equivalents – The Fund may hold cash or invest in cash equivalents from time to time, typically while waiting to make investments or when retaining cash to pay anticipated redemptions and expenses.  Generally, cash will be held in a deposit account at a U.S. banking institution, or in a money market mutual fund registered in the U.S.  The Fund may also use foreign banks and brokerage firms to hold cash.

Portfolio turnover – The portfolio turnover rate is a measure that can provide information as to the expenses of a fund that are in addition to the cost of operating a fund.  The portfolio turnover rate is a percentage that calculates how many purchases and sales of portfolio securities are made relative to the size of a fund’s overall portfolio.  A rate would equal 100% if each security in a fund’s portfolio was replaced once per year; turnover rates of more than 100% are considered “high,” while rates below 100% are generally considered “low.”.  A high turnover rate implies greater transaction costs in the form of dealer spreads or brokerage commissions.  It may also result in the realization of excessive short-term capital gains, which are taxable at the highest rate when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-deferred.

With the Fund’s intent to replicate the Index, the Fund does not normally expect to have a high portfolio turnover.  Under normal circumstances, the Fund’s turnover rate will never be as low as that of the Index, because the Index has no redemptions and no expenses, like the Fund. The Index had a turnover rate of __% for the calendar year 2013.  For the two month period that the Fund was in existence from inception on July 31, 2013 through the close of its fiscal year on September 30, 2013, the Fund had a 0% turnover rate, but that was only because the Fund was just beginning operations and was not fully invested in the Index until after September 30.

FUND POLICIES

All percentage limitations in the following Fund policies are considered at the time securities are purchased and are based on the Fund’s net assets unless otherwise indicated.  None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the Fund.  In managing the Fund, the Fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies – The Fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares.  Such majority is currently defined in the 1940 Act as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, or to the extent explained in “Additional information about the Fund’s policies” immediately below, the Fund:

(a)  May not invest less than 80% of its assets in the Index;

(b)  May not issue senior securities;

(c)  May not underwrite the securities of other issuers;

(d)  May not purchase or sell real estate or commodities;

(e)  May not borrow money in excess of 25% of net assets;

(f)  May not make loans; and

(g)  Will not concentrate its investments in a single industry, except as may be required to replicate the Index.

Many mutual funds have a policy not to concentrate investments in a particular industry or group of industries.  The Fund intends to replicate the WIG20 Index.  The Index presently consists of only twenty stocks, and is designed not to include more than five stocks from any one industry sector, but may at times become concentrated in an industry.  In addition, the Fund may have more than 5% of its assets invested in one or more single stocks (because it has only twenty stocks overall).  The Fund has elected to be classified as a “non-diversified” fund as that term is defined in the 1940 Act. Under the 1940 Act, a diversified fund is one in which, with respect to 75% of the total assets of such fund, no single investment exceeds 5% of the total assets of such fund, and no single investment exceeds 10% of the outstanding voting securities of the issuer of such investment. Most of the time, the Fund expects that it will be able to meet the definition of a diversified fund under the 1940 Act, but it cannot be certain that it will always meet  such definition.

Nonfundamental policies – The Fund has not yet adopted any nonfundamental policies that may be changed without shareholder approval.

Additional information about the Fund’s policies – The information below is not part of the Fund’s fundamental or nonfundamental policies.  This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund.  Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

The Fund is an Index fund and intends to invest all, or substantially all, its assets in the stocks that comprise the WIG20 Index.  If such Index is discontinued by the creator of such Index, or the Fund is otherwise not able to invest in such Index, the Fund will seek to use an alternative index that is as equivalent as practically possible.

For purposes of fundamental policy b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).  Further, to the extent the Fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the Fund’s commitment, such agreement or transaction will not be considered a senior security by the Fund.

For purposes of fundamental policy c, the policy will not apply to the Fund to the extent the Fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the issuance of the Fund’s own securities to investors in the Fund, or the purchase and sale of Fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy d, the Fund may invest in securities or other instruments backed by real estate or commodities or securities of issuers engaged in the real estate business, including real estate investment trusts, or issuers engaged in business related to commodities.  Further, the Fund does not consider currency contracts or hybrid instruments to be commodities.

With respect to fundamental policies e and f, the Fund does not intend or expect to ever borrow money, except possibly for nominal amounts for very short periods (less than sixty days).  The Fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof, nor does the Fund expect to lend money to any person.

With respect to fundamental policy g, the Fund’s investment objective is to replicate the Index, and the Fund has no control over the composition of the Index.  While the Index is designed to include no more than five stocks from any one industry sector, the Index only contains twenty stocks, and may be deemed to be concentrated in an industry under SEC rules.  Thus, in order to replicate the Index, the Fund may be concentrated in one industry at times if the Index is so concentrated.  For information regarding the companies that are included in the Index, see the website of the Index, a link to which can be found on DMSFunds.com.

MANAGEMENT OF THE FUND

Board of trustees and officers

“Independent” trustees

The Fund’s governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the Fund’s service providers, decide upon matters of general policy, and represent the long-term interests of Fund shareholders.  In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The Fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the Fund’s board and committee structure, and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a record of accomplishments and experience in private or public businesses.  Although each of the independent trustees has significant personal experience as a private investor, none of them has any prior experience in serving as a trustee of a mutual fund, or experience working for a mutual fund or investment firm.  Although no single list could identify all experience upon which the Fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee.  These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole.  Notwithstanding the information listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws in general, or specifically, with respect to the information in the Fund’s registration statement.

The following persons are “disinterested,” or independent trustees of the Fund, as defined by the 1940 Act.  Mr. Craig Edgerton has a degree in ornamental horticulture, and has more than thirty years of management experience working with agricultural companies as well as landscape companies.  Ms. Helen M. Firestone has an accounting degree, and has more than twenty years of experience working in the accounting departments of private companies.  Ms. Kathleen P. Heck has a degree in business management, and is the owner of a company engaged in gasoline and convenience store sales.  She has previous experience in sales and advertising.  She is the lead independent trustee of the Fund.  Mr. Thomas C. Heist has an engineering degree and over fifty years of experience with engineering and related firms relating to quality assurance systems and standards.  Ms. Bonnie Sekulski is a private investor and was previously a licensed realtor and insurance salesperson.  She is also the owner of a small business, operating a beauty salon.

Name, age and position with fund (year first elected as a trustee)	Principal occupation(s) during the past five years	Other directorships held by trustee during the past five years	Other relevant experience
Craig Edgerton 55 Trustee 2013	Independent entrepreneur in the energy and horticultural services industries; previously, branch manager for a national landscaping firm.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Ornamental Horticulture from Delaware Valley College, Doylestown, PA.
Helen M. Firestone 54 Trustee 2013	Controller, JMH Management (private real estate developer and restaurant chain) since 2008; prior thereto, supply chain manager for soft drink bottling company.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Accounting from Albright College, Reading, PA; CPIM designation; currently completing Six Sigma certification.
Kathleen P. Heck 51 Trustee and Lead Independent Trustee 2013	Owner and Operations Manager, Penn Oil Co. (private chain of gas station convenience stores) since 2006. Previously, advertising sales for radio station.	None, other than a Trustee of each series of The DMS Funds	Bachelor’s degree in Business Management from Susquehanna University, Selinsgrove, PA.
Thomas C. Heist 71 Trustee 2013	Founder, Tom Heist & Associates, quality assurance consulting; previously, officer with GS1, Company Entier, and Gilbert Commonwealth Engineering.	None, other than a Trustee of each series of The DMS Funds	Engineering degree and numerous certifications from ASQC. International business experience with nuclear power plants and varied industrial plants.
Bonnie Sekulski 62 Trustee 2013	Business owner/ operator, The Hair Works, Reading, PA.	None, other than a Trustee of each series of The DMS Funds	Private investor. Formerly, licensed Realtor and licensed life insurance and annuities salesperson.

“Interested” trustees1

Interested trustees have similar qualifications, skills and attributes as the independent trustees.  Interested trustees are senior executive officers of DMS Advisors, Inc. or its affiliates.  This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with Fund (year first elected as a trustee/officer)[2]	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Other directorships held by trustee during the past five years
Peter R. Kohli[3] 63 Trustee, Chairman, President, Chief Investment Officer and Chief Compliance Officer (2013)

Chairman, President, & CEO of DMS Advisors, Inc. the investment adviser to the Fund, since inception; Chartered Financial Consultant; Registered Representative with TrustMont Securities.  Principal officer of DMS Financial, Inc., an investment and retirement consulting business.  Previously, executive for a regional oil company, and executive for a private leveraged buyout firm.

None, other than Trustee of each series of The DMS Funds
John McCarthy[4] 53 Trustee and Secretary 2013	Founder and President of InvestigatorDocs, Inc. (providing processes and systems drug testing for pharmaceutical companies); Principal consultant for Paragon Solutions.	None, other than Trustee of each series of The DMS Funds

The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2

“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, DMS Advisors, Inc., or affiliated entities.

Mr. Kohli is the spouse of Ms. Susan Kohli, an officer of the Fund and the Adviser.

4       Mr. McCarthy is the sibling of Ms. Susan Kohli, an officer of the Fund and the Adviser.

Other Officers*

Name, age and position with Fund (year first elected as an officer)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Susan E. Kohli** 48 Executive Vice President and COO 2013

Director and Executive Vice President of DMS Advisors, Inc., the adviser to the Fund; President, CEO, Director, and principal owner of Marshad Capital Group, Inc., parent company of the adviser; Administrative Manager, DMS Financial, Inc., investment and retirement consulting firm.  Licensed Professional Engineer in Pennsylvania.  BS in Civil Engineering from Pennsylvania State University.

Christopher M. Farah 41 Chief Financial Officer 2013

Certified Public Accountant, Principal, Farah Financial P.C.  Holds designations as a Certified Fraud Examiner, Forensic Certified Public Accountant, and Certified Valuation Analyst.  Director and CFO of DMS Advisors, Inc. BS in Accounting from St. John’s University, NY.

*All of such officers are affiliated with DMS Advisors, Inc.

**Ms. Susan Kohli is the spouse of Mr. Peter Kohli, the Chairman of the Fund, and is also the sibling of Mr. John McCarthy, a Trustee of the Fund.

The address for all trustees and officers of the Fund is 2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533, Attention:  Secretary.  None of the officers serves as a director of any public company or mutual fund.

Fund holdings – The Fund is not aware of any person who currently owns more than 5% of the outstanding shares of the Fund.  The Independent Trustees and Interested Trustees of the Fund own the following amounts of shares in the Fund and in the other DMS  Funds:

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All RICs Overseen by Director in DMS Family of Funds
Craig Edgerton	None	$10,000 - $50,000
Helen M. Firestone	None	$1 - $10,000
Kathleen P. Heck	None	None
Thomas C. Heist	None	$10,000 - $50,000
Peter R. Kohli*,**	$1 - $10,000	$10,000 - $50,000
John McCarthy*	None	None
Bonnie Sekulski	None	$10,000 - $50,000

*Messrs. Kohli and McCarthy are “Interested Trustees.”

**Mr. Kohli’s holdings include holdings in the name of his spouse and children.

Trustee compensation – No compensation is paid by the Fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates.  The Fund intends to pay each independent trustee nominal annual fees, but not at this time.

In addition, the Fund may pay independent trustees attendance and other fees for meetings of the board and its committees.  Board and committee chairs may receive additional fees for their services.  The Fund also reimburses certain expenses of the independent trustees.

As the Fund was first organized in 2013, no Trustee received any compensation for the year 2013, and none have yet received any compensation for 2014.  The Fund has determined not to pay any compensation to Trustees until sometime after 2014.

Fund organization and the board of trustees – The Fund is an open-end management investment company, organized as a Pennsylvania business trust on March 28, 2012.  All Fund operations are supervised by the Fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Pennsylvania law charges trustees with the duty of managing the business affairs of the trust.  Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

The Fund presently has two classes of shares, the Class A and Class I Shares.  Shares of each class represent an interest in the same investment portfolio.  Each class has pro rata rights as to voting, redemption, dividends and liquidation.  Each class’ shareholders have exclusive voting rights with respect to matters in which the interests of one class are different from interests in another class.  Shares of all classes of the Fund vote together on matters that affect all classes in substantially the same manner.  Each class votes as a class on matters that affect that class alone.  The trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The Fund does not hold annual meetings of shareholders.  However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose.  Shareholders have one vote per share owned.

The Fund’s declaration of trust and bylaws, as well as separate indemnification agreements with independent trustees provide in effect that, subject to certain conditions, the Fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the Fund.  However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders – At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees.

Leadership structure – The board’s chair is an “interested person” of the Fund within the meaning of the 1940 Act.  The board has determined that having the CEO of the adviser to the Fund also serve as chairman of the board of the Fund facilitates overall guidance and direction and enhances the effectiveness of the board.  The chairman’s duties include, without limitation, generally presiding at all meetings of the board, approving board meeting schedules and agendas, facilitating communication with committee chairs, and generally serving as the Chairman of the Fund.  The independent trustees have also selected a “lead” independent trustee, whose duties include leading meetings of the independent trustees whenever they are required to meet without the presence of any interested trustees, and serving as the principal independent trustee contact for fund management and independent fund counsel.  Ms. Kathleen Heck is the lead independent trustee.

Risk oversight – Day-to-day management of the Fund, including risk management, is the responsibility of the Fund’s contractual service providers, including the Fund’s investment adviser, administrator and transfer agent.  Each of these entities is responsible for specific portions of the Fund’s operations, including the processes and associated risks relating to the Fund’s investments, integrity of cash movements, financial reporting, operations and compliance.  The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks.  In that regard, the board receives reports regarding the operations of the Fund’s service providers, including risks.  For example, the board receives reports from investment professionals regarding risks related to the Fund’s investments and trading.  The board also receives compliance reports from the Fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the Fund’s board also explore risk management procedures in particular areas and then report back to the full board.  For example, the Fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls.

Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their effect.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s objectives.  As a result of the foregoing and other factors, the ability of the Fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees – The fund has an audit committee, a contracts committee, and a governance committee.  Each of these committees is comprised of all of the independent trustees, that is, none of whom is an “interested person” of the fund within the meaning of the 1940 Act.  The audit committee provides oversight regarding the Fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the Fund’s principal service providers.  The committee acts as a liaison between the Fund’s independent registered public accounting firm and the full board of trustees.  The contracts committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Fund and its investment adviser or other service providers.  The governance committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.

Proxy voting procedures and principles – The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund.  The complete text of these principles is available on the Fund’s website at DMSfunds.com.  Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the Fund’s board.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so.  Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available.  After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement.  A discussion of any potential conflicts of interest also is included in the summary.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest.  One example might be where a board member of the Fund is also a board member of a company whose proxy is being voted.  In such instances, proxy voting committee members are alerted to the potential conflict.  The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year on the Fund’s website and on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the Fund and the investment adviser on various proposals.  A copy of the full Principles is available upon request, free of charge, by visiting the Fund’s website.

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Director matters – The election of a company’s slate of nominees for director generally is supported.  Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders.  Separation of the chairman and CEO positions also may be supported.

•

Governance provisions – Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders.  Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change.  Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

•

Shareholder rights – Proposals to repeal an existing poison pill generally are supported.  (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.)  Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

•

Compensation and benefit plans – Option plans are complicated, and many factors are considered in evaluating a plan.  Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management.  Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards.  Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

•

Routine matters – The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine.  Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

Investment adviser – DMS Advisors, Inc.  is the Fund’s investment adviser.  It was organized in 2011 and is located at 2619 Leiscz’s Bridge Road, Leesport, PA, 19533.  It is a wholly owned subsidiary of Marshad Capital Group, Inc., a privately held company.  DMS Advisors only serves as investment adviser to the DMS Funds, it does not have any individual clients.

Portfolio manager -   At the present time, Mr. Peter R. Kohli is the only portfolio manager of the investment adviser.  As the Fund is an index fund, additional portfolio managers are not expected to be needed.  Mr. Kohli will not be paid any compensation by the Fund, and will not be paid any compensation by the investment adviser until such time as the Fund has grown to a sufficient asset size to be able to pay all its own expenses without reimbursement or fee waivers from the adviser.  After such time, Mr. Kohli’s compensation from the adviser will be determined by the Board of the adviser, and will likely be primarily based on a percentage of net profits of the adviser.  Mr. Kohli will not be paid any compensation or incentive based upon the investment performance of the Fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the Fund.  The investment adviser believes that its policies and procedures are reasonably designed to address potential conflicts of interests between the Fund and each portfolio manager, which the Fund and the investment adviser believe are none at this time.

Portfolio manager fund holdings and other managed accounts – As described below, portfolio managers may personally own shares of the Fund.  In addition, portfolio managers may manage other accounts through entities that are not affiliated with the Fund or the adviser.  The Fund does not believe there is any material conflict of interest that may result by a portfolio manager managing the Fund’s assets and managing unrelated accounts, due to both the foreign nature of the Fund’s investments, and the fact that the Fund will only replicate the Index.

The following table reflects information as of December 31, 2013:

Portfolio Manager	Dollar range of fund shares owned	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in millions)	Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in millions)	Number of other accounts for which portfolio manager is a manager (assets of other accounts in millions)
Peter R. Kohli	$1 - $10,000*	Five ($1.0)**	None	None

* Includes shares held in the name of his spouse or children.

**All such RICs are part of the DMS family of funds.

Investment Advisory and Service Agreement – The Investment Advisory and Service Agreement (the “Agreement”) between the Fund and the investment adviser will continue in effect until July 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement provides that the investment adviser has no liability to the Fund for its acts or omissions in the performance of its obligations to the Fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement.  The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).  In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary.  Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the Fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices.  The Fund pays all expenses not assumed by the investment adviser, including, but not limited to:  custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser is entitled to receive a monthly fee that is based on an annualized rate of 0.75% of all daily net assets.  As the Fund is only just beginning operations, the adviser has agreed with the Fund to waive its fees, and to reimburse the Fund if necessary, to permit the Fund to maintain a maximum expense ratio of 1.41% or less with respect to the Class A Shares, and 1.16% with respect to the Class I Shares.  This waiver and reimbursement commitment will expire by its terms when all The DMS Funds (including all series and all share classes in the aggregate) reach $30,000,000 in net assets, but will not expire before June 30, 2015 even if such level of net assets is reached before then. Because of the fee waiver and reimbursement commitment, the Adviser received no fees from the Fund for the fiscal year ended September 30, 2013, and the Adviser reimbursed the Fund, or paid directly on behalf of the Fund, a total of $8,198 in expenses for the same period.

Principal Underwriter –  The Fund has named Arbor Court Capital, LLC, Cleveland Ohio (the “Distributor”) as the principal underwriter for all of the Fund’s shares, which at this time consists of only the Class A and Class I Shares.  The Distributor is obligated to sell the Fund’s shares on a best efforts basis only, against purchase orders received.  Fund shares are offered to the public on a continuous basis.  The Fund charges a sales load on the purchase of Class A shares of the Fund.  For its services as underwriter, the Distributor will receive a portion of the sales charge paid by purchasers of Class A shares, generally the remainder of the portion not paid to dealers.  In addition, the Distributor may be entitled to reimbursement of certain out-of-pocket expenses in such amounts as may be approved by the Fund.  If the Distributor provides qualifying services, the Distributor may also be entitled to receive 12b-1 fees as all other financial service providers, see description in the paragraph immediately following.  The Fund has also retained independent agents as service providers to provide transfer agent and registrar services, and the costs of such services shall be paid by the Fund.

Plans of distribution – Many mutual funds in the United States have adopted plans of distribution pursuant to rule 12b-1 under the 1940 Act.  The Fund has adopted a 12b-1 distribution plan for the Class A Shares, which plan permits the payment of a maximum amount of 0.25% of the Class A Shares’ net assets for distribution related expenses as permitted by applicable rules of the SEC and as determined by the Board of Trustees.  The Class A Shares may pay the 12b-1 fee to financial intermediaries (generally registered broker dealers and banks, and certain other financial industry professionals) for assistance in distributing or promoting the sale of the Class A Shares, or in providing certain shareholder services, pursuant to a written agreement.  It is possible that 12b-1 payments will be made to such recipients even if they have not incurred actual expenses to be paid or reimbursed through such fees.  Accordingly, the Fund’s 12b-1 plan may be considered a “compensation plan.”  The Fund believes that the 12b-1 plan will provide a benefit to the holders of Class A Shares because an effective sales program typically is necessary in order for a mutual fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale that benefit all holders.  There is no 12b-1 plan applicable to the Class I Shares.

As required by applicable rules, the 12b-1 plan and the Principal Underwriting Agreement have been approved by the full Board of Trustees and separately by a majority of the independent trustees.  In addition, the selection and nomination of independent trustees for the Class A Shares are committed to the discretion of the independent trustees as long as the 12b-1 plan is in effect.

Rule 18f-3 Plan - The Board of Trustees of the Fund has adopted a Rule 18f-3 Multiple Class Plan.  The key features of this Plan are that shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on matters that relate solely to that class, or on matters in which the interests of holders of one class differ from the interest of holders of another class.  The Class A Shares bear an on-going 0.25% 12b-1 distribution fee, and are also sold subject to a sales charge.  The Class I Shares do not have a 12b-1 fee and are sold without a sales charge.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the Fund’s portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services.  Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.  Equity securities may also be purchased from underwriters at prices that include underwriting fees.  Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission.  The price paid to an underwriter for fixed-income securities includes underwriting fees.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the Fund’s portfolio transactions, taking into account a variety of factors.  These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer’s ability to offer liquidity and anonymity.  The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions.  The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis.  The Fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

As the Fund is an index fund and the investment adviser is not going to be undertaking research on behalf of the Fund, the investment adviser does not expect to receive brokerage or research services from broker-dealers in connection with portfolio transactions for the Fund.  Nevertheless, the investment adviser may pay commissions in excess of what other broker-dealers might have charged – including on an execution-only basis – for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer.  In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.  Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises.  Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services.  Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks.  Neither the investment adviser nor the Fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions.  The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business.  As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services.  In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace.  The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

At the present time, the investment adviser only has one client, the DMS Funds, and the separate series of that fund family (currently five, the Poland Large Cap Index, the Baltic Index, the India Bank Index, the India MidCap Index, and the Thailand Select 33 Index).  If the adviser has multiple client accounts in the future, when executing portfolio transactions in the same equity security for the Fund and other accounts over which the investment adviser has investment discretion, the adviser will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions.  The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the Fund and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Fund’s portfolio transactions with broker-dealers who have sold shares of the Fund; however, it does not consider whether a broker-dealer has sold shares of the Fund when placing any such orders for the Fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.  The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing.  Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts.  The Fund may incur additional fees in connection with the purchase or sale of certain contracts.

The Fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities.  A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the Fund’s portfolio transactions during the Fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Fund during the Fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Fund during the Fund’s most recently completed fiscal year.

The Fund does not hold securities of any of its regular broker-dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS

As the Fund intends to replicate the WIG20 Index as closely as practicable, and the composition of the WIG20 Index is publicly available, it is possible for any person to estimate, with little margin of error, the complete portfolio holdings of the Fund as of any business day.

The Fund’s investment adviser, on behalf of the Fund, has adopted policies and procedures with respect to the disclosure of actual information about Fund portfolio securities.  These policies and procedures have been reviewed by the Fund’s board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Fund’s Chief Compliance Officer.

Under these policies and procedures, the Fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Fund’s website no earlier than the tenth day after such calendar quarter.  In practice, the public portfolio typically is posted on the website within 30 days after the end of the calendar quarter.  In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the Fund’s website no earlier than the tenth day after such month.  The fund’s custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the Fund, including officers of the Fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable.  For more information on these restrictions and limitations, please see the “Code of Ethics” section in this statement of additional information and the Code of Ethics.  Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations.  Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

PRICE OF SHARES

Shares of the Fund are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the Fund or the Transfer Agent, provided that the request contains all information and legal documentation necessary to process the transaction.  The Transfer Agent may accept written orders for the sale of Fund shares on a future date.  These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent.  Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request, or if the request does not contain all information and legal documentation necessary to process the transaction.

Orders received after the time of the determination of the net asset value will be entered at the next calculated offering price.  Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the Fund.  For more information about how to purchase through your intermediary, contact your intermediary directly.

Class A shares are sold with a maximum sales charge of 5%, decreasing to zero for purchase amounts in excess of $1,000,000.  Contact your financial professional to inquire about qualifying for discounts from the sales charge, or contact the Fund at 866 282-6743, or see the Fund’s website at DMSFunds.com, to see if you qualify for a discount or waiver of the sales charge.

Class I Shares are sold without any sales charge, but only clients of registered investment advisers and certain other financial intermediaries approved by the Fund are eligible to purchase Class I Shares.  The minimum purchase amount for Class I Shares is $100,000.

Prices that appear in the newspaper and other media do not always indicate prices at which you will be purchasing and redeeming shares of the Fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price.  The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open.  If, for example, the Exchange closes at 1 p.m., the Fund’s share price would still be determined as of 4 p.m. New York time.  The New York Stock Exchange is currently closed on weekends and on the following holidays:  New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day.  Each share class of the Fund has a separately calculated net asset value (and share price).  The Fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the Fund’s officers.

All portfolio securities are valued, and the net asset values per share for each share class are determined, as indicated below.  The Fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more independent pricing vendors.  The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.  The Fund’s investment adviser performs certain checks on these prices prior to calculation of the fund’s net asset value.  When the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day.  Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more independent pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing currency exchange rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the fund’s board.  Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser.  The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations.  As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.  The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or other restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges.  Expenses attributable to the Fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.  Expenses directly attributable to a class of shares are borne by that class of shares.  Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

TAXES AND DISTRIBUTIONS

Disclaimer:  Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account.  Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company – The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders.  In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the Fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the Fund to cure inadvertent failures of certain qualification tests required under Subchapter M.  However, should the Fund fail to qualify under Subchapter M, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the Fund’s earnings and profits.

Amounts not distributed by the Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax.  Unless an applicable exception applies, to avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the Fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.  For corporate shareholders, a portion of the Fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the Fund’s income consists of dividends paid by U.S. corporations.  (This deduction does not include dividends received from non-U.S. corporations, which will typically be the only investments of the Fund.)  This 70% deduction also does not apply to dividends on stocks the Fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock).  Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the Fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The Fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses.  Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the Fund.  Capital losses may be carried forward indefinitely and retain their character as either short-term or long-term.

The Fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the Fund.  Shareholders may receive a credit for the tax that the Fund paid on such undistributed net capital gain and would increase the basis in their shares of the Fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the Fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the Fund have been held by a shareholder.  Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the Fund result in a reduction in the net asset value of the Fund’s shares.  Investors should consider the tax implications of buying shares just prior to a capital gain distribution.  The price of shares purchased at that time includes the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of Fund shares – Redemptions of shares, including exchanges for shares of other DMS Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.  Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

Tax consequences of investments in non-U.S. securities – The Fund’s investment objective is to replicate the WIG20 Index, which as described elsewhere is composed of companies located in Poland.  Accordingly, almost all of the Fund’s income, including dividends, interest, and capital gains, is expected to come from outside the United States, specifically Poland.  Dividend and interest income received by the Fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions.  Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes.

The Fund may elect to pass through to shareholders any foreign taxes paid by the Fund.  If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries.  The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss.  These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders.  A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

Other tax considerations – After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.  Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

Under current IRS rules, the Fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments (other than exempt-interest dividends) made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding.  Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates).  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

PURCHASE AND EXCHANGE OF SHARES

Purchases by individuals – As described in the Prospectus, you may generally open an account and purchase Fund shares by contacting the Fund directly, or contacting the administrator for the Fund.  You may make investments by any of the following means:

•

By mail – For initial investments, you may mail a check, made payable to the Fund, directly to the address indicated on the account application.  You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect.  Mailing addresses for regular U.S. postal mail can be found in the prospectus.

•

By telephone – Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

•

By Internet – Using DMSfunds.com.  Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

•

By wire – If you are making a wire transfer, instruct your bank to wire funds to:

ABA Routing No.

Account No.

Your bank should include the following information when wiring funds:

For credit to the account of:
The DMS Funds
(fund’s name)

For further credit to:
(shareholder’s fund account number)
(shareholder’s name)

You may contact the Fund’s administrator at 855 367-4900 if you have questions about making wire transfers.

Series, Classes, and Fund Numbers - When completing the application form to purchase shares of one the DMS Funds, you will be asked which series and class you are seeking to purchase.  Each series and class has a separate “ticker” symbol, which is reproduced on the application form.  The Fund may also request that you indicate the Fund number on your check and other application materials.  The current Fund number will be available on the Fund’s website at DMSFunds.com.  At the time of this Statement of Additional Information, the different series funds and numbers are:

•

DMS India MidCap Index Fund

#001

•

DMS India Bank Index Fund

#002

•

DMS Baltic Index Fund

#003

•

DMS Poland Large Cap Index Fund

#004

•

DMS Thailand Select 33 Index Fund

#005

Purchase minimums and maximums – All investments are subject to the purchase minimums described in the Prospectus.  As noted in the Prospectus, purchase minimums may be waived or reduced in certain cases.  There is no purchase maximum, but investors intending to make an unusually large purchase are requested to call the Fund in advance.

Exchanges – You may only exchange shares into other DMS Funds within the same share class.  You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using DMSfunds.com, or by telephoning 855 367-4900 toll-free.  For more information, see “Shareholder account services and privileges” in this statement of additional information.  These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other DMS Funds by contacting your plan administrator or recordkeeper.  Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Frequent trading of fund shares – As noted in the Prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.  For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions.  Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.  Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-scheduled for a specific date.

SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the Prospectus.  If you wish to sell your shares by contacting DMS Funds directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions.  In such an event, your signature may be guaranteed by a domestic stock exchange, the Financial Industry Regulatory Authority, or a bank, savings association or credit union that is an eligible guarantor institution.  The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date).  Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order.  Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.  However, certain services and privileges described in the prospectus and this statement of additional information may not be available for certain shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan – An automatic investment plan enables you to make periodic investments in the DMS Funds through automatic debits from your bank account.  To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur.  The plan will begin within 30 days after your account application is received.  Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities.  The Transfer Agent will then invest your money into the fund you specified on or around the date you specified.  If the date you specified falls on a weekend or holiday, your money will be invested on the following business day.  However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday.  If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed.  You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.  Depending on the capabilities of your individual bank and your desires, the periodic investment may be weekly, bi-monthly, monthly, or quarterly.

Automatic reinvestment – Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application.  You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.  Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of certain educational savings plans will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from the Fund’s administrator with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Automatic exchanges – For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the DMS Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals – Depending on the type of account, you may automatically withdraw shares from any of the DMS Funds.  You can make automatic withdrawals of $50 or more.  You can designate the day of each period for withdrawals and request that checks be sent to you or someone else.  Withdrawals may also be electronically deposited to your bank account.  The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify.  If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.  However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.  You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.  Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals.  Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account.  The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements – Your account is opened in accordance with your registration instructions.  Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent.  Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

DMSfunds.com – You may check your share balance, the price of your shares or your most recent account transaction; redeem shares from nonretirement plan accounts; or exchange shares around the clock using DMSfunds.com.  Redemptions and exchanges through DMSfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below.  You will need your fund number, personal identification number and account number.

Generally, all shareholders are automatically eligible to use these services.  However, if you are not currently authorized to do so, you may complete a DMS Funds Authorization Form.  Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges – By using the telephone or the Internet, or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges.  Generally, all shareholders are automatically eligible to use these services.  However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent).  If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.  In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares – The Fund has the authority to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum amount required to maintain an account, as set forth in the fund’s current registration statement under the 1940 Act (presently, $1,000), and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.  For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates – Shares are credited to your account.  The fund does not issue physical, hard copy share certificates.

GENERAL INFORMATION

Custodian of assets – Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by Huntington National Bank, Columbus, Ohio, as Custodian, and its agent in Poland, Brown Brothers Harriman Bank.  As the fund will hold securities of issuers outside the U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S, principally at the branch office of Brown Brothers Harriman in Warsaw.

Transfer Agent – Mutual Shareholder Services, LLC, maintains the records of shareholder accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions.  The principal office of MSS is located in Broadview Heights, Ohio.  Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and MSS.

Distributor/Underwriter - The fund has designated Arbor Court Capital, LLC, Cleveland, Ohio as the principal underwriter and distributor of the Fund’s shares.

Independent registered public accounting firm – Sanville & Company, Abington, PA and New York, NY, serves as the Fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission.  The selection of the Fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Prospectuses, reports to shareholders and proxy statements – The Fund’s fiscal year ends on September 30.  Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information.  Shareholders may request a copy of the fund’s current prospectus at no cost by calling 855 367-4900 or by sending an email request to DMSfunds.com.  Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at DMS funds.com.  The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Sanville & Company.  In addition, shareholders may also receive proxy statements for the Fund.  In an effort to reduce the volume of mail shareholders receive from the Fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements.  To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, DMSfunds.com.  Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail.  A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the DMS Funds are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics – The Fund and its investment adviser have adopted codes of ethics that allow for personal investments, including securities in which the Fund may invest from time to time.  These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Legal proceedings – The Fund and the adviser are not involved in any legal proceedings.

FINANCIAL STATEMENTS

As required by the 1940 Act and the rules of the SEC, The DMS Fund files Annual and Semi-Annual Reports on the SEC’s EDGAR filing system.  The most recent Annual or Semi-Annual Report, which contains the most recent financial statement information for The DMS Funds and the separate series thereof, is incorporated by reference into this Statement of Additional Information.

[BACK COVER]

STATEMENT OF ADDITIONAL INFORMATION

DMS POLAND LARGE CAP INDEX FUND

Class A Shares – DAPLX

Class I Shares - DIPLX

A SERIES OF

THE DMS FUNDS

Investors should carefully consider the investment objectives, risks, charges and expenses of the DMS Funds.  This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.  You may also call our administrator at 855 367-4900 or visit the DMS Funds website at DMSfunds.com.

SEC ICA # 811-22706

 03/20/2014 SL1 1209394v6 107557.00006

PART C. OTHER INFORMATION

ITEM 28.

EXHIBITS

(a)

Articles of Incorporation.

(incorporated by reference to exhibit in original filing 4/25/12)

(b)

By-laws.

None.

(c)

Instruments Defining Rights of Security Holders.  Included in (a).

(d)

Investment Advisory Contracts.

(inc. by ref to Ex. 99(d) filed 7/24/13)

(1)

Schedule A to Advisory Contract

(inc. by ref to Ex 99(d)(1) filed 3/13/14)

(e)

Underwriting Contracts.

(Incorporated by reference to exhibit 99(e) in 9/30/13 filing).

(f)

Bonus or Profit Sharing Contracts.  None.

(g)

Custodian Agreements.

(incorporated by reference to Ex. 99(g) in 7/24/12 filing)

(h)

Other Material Contracts.

1.

License for India CNX Index

(Inc. by ref. to Ex. 99(h)(1) filed 8/7/12)

2.

Transfer Agency  Services.

(Inc. by ref. to Ex 99(h)(2) filed 8/7/12)

3.

Accounting and Administ. Services.

 (inc. by ref to Ex. 99(h)(3) filed 8/7/12)

4.

Investment Facilitation Agreement to permit

Investment in India by non-Indian entities.

(Inc. by ref. to Ex 99(h)(4) filed 8/7/12)

5.

License for Poland WIG20 Index.

(Inc. by ref to Ex 99(h)(5) filed 12/6/13)

6.

License for OMXBBGI

(Inc. by ref to Ex 99(h)(6) filed 3/22/13)

(i)

Legal Opinion.

(Filed herewith)

(j)

Other Opinions

1.

Power of Attorney for signatures.

(Inc. by ref to Ex 99(j) filed 8/8/13)

2.

Consent by Auditors for incorporation

of 9/30/13 audited financial statements

(Filed herewith)

(k)

Omitted Financial Statements.

None.

(l)

Initial Capital Agreements.

None.

(m)

Rule 12b-1 Plan.

(Inc. by ref to Ex 99(m) filed 12/6/13 )

(n)

Rule 18f-3 Plan.

(to be provided by amendment)

(o)

Reserved.  N/A.

(p)

Codes of Ethics.

(Incorporated by ref. to Ex. 99(p) filed 8/7/12)

ITEM 29.

Persons Controlled by or Under Common Control.

Not Applicable.

ITEM 30.

Indemnification.

The only source of indemnification is Article 25 of the Declaration of Trust, which provides that Trustees shall be indemnified by the Fund to the fullest extent permissible by Pennsylvania law, and that the Fund shall obtain liability insurance for the protection of Trustees in such amounts as may be determined to be appropriate.  These provisions are intended to be flexible to allow the maximum level of protection as may be permissible by current and future versions of the Pennsylvania Business Corporation Law, or any other similar Pennsylvania law that may apply to business entities.  Nevertheless, the Trustees may not be indemnified for any act that would not be permissible to be indemnified against under then current interpretations of the federal securities laws.

ITEM 31.

Business and Other Connections of the Investment Adviser.

Information regarding the investment adviser and its affiliates is filed as part of the Form ADV of DMS Advisors, Inc. currently on file with the SEC, and such information is incorporated herein by reference.

ITEM 32.

Principal Underwriters.

Arbor Court Capital, LLC is the distributor for the Fund.  Information regarding the distributor and its affiliates is filed as part of its Form BD currently on file with the SEC and FINRA, and such information is incorporated herein by reference.  The distributor’s principal office is at 2000 Auburn Drive, Cleveland, Ohio 44122.  The distributor serves as the distributor/underwriter of each series, and each class of each series, of The DMS Funds.  The distributor also serves as the underwriter for numerous other mutual fund groups, all of whom are unrelated to the Fund.  None of the directors or executive officers of the distributor have any position with the Fund, and none of such persons receives any form of compensation from the Fund.

ITEM 33.

Location of Accounts and Records.

Records will be maintained by the Investment Adviser:

DMS Advisors, Inc.

2619 Leiscz’s Bridge Road, Suite 200, Leesport, PA, 19533.

ITEM 34.

Management Services.

Not Applicable.

ITEM 35.

Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund: certifies that it meets all of the requirements for effectiveness under Rule 485(b); and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Borough of Leesport, and State of Pennsylvania, on the 20th day of March, 2014.

The DMS Funds

By: __ss /Peter R. Kohli/_____

Trustee, Chairman & CEO

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons on March 20, 2014 in the capacities indicated.

__ss /Peter R. Kohli________

Trustee, Chairman & CIO

(principal executive officer)

__ss /Christopher M. Farah

Chief Financial Officer

(principal financial and accounting officer)

     Ss/Craig Edgerton*

Trustee

__ss/Helen M. Firestone*___

Trustee

__ss/Kathleen P. Heck*_____

Trustee

    ss/Thomas C. Heist*

Trustee

__ss/John McCarthy*_______

Trustee

__ss/Bonnie Sekulski*_______

Trustee

*Signed by Peter R. Kohli pursuant to Power of Attorney dated August 2, 2013, included as

Exhibit 99 (j) filed 8/8/13.